As filed with the U.S. Securities and Exchange Commission on October 28, 2025
File No. 811-23859
File No. 333-270997

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post‑Effective Amendment No. 85	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 88	☒
Advisor Managed Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(626) 914-7385
(Registrant’s Telephone Numbers, Including Area Code)
The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Copies to:

Russell B. Simon, President Advisor Managed Portfolios c/o U.S. Bank Global Fund Services 2020 East Financial Way, Suite 100 Glendora, California 91741	Christopher D. Menconi, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, D.C. 20004
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On October 31, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.
Explanatory note: This Post-Effective Amendment No. 85 to the registration statement of Advisor Managed Portfolios is being filed to add the Zevenbergen Growth Fund and the Zevenbergen Genea Fund audited financial statements and certain related financial information for the fiscal year ended June 30, 2025 and to make other permissible changes under Rule 485(b).

Zevenbergen Growth Fund

Investor Class	ZVNBX
Institutional Class	ZVNIX

Zevenbergen Genea Fund

Investor Class	ZVGNX
Institutional Class	ZVGIX

PROSPECTUS

October 31, 2025

(Each a “Fund,” together, the “Funds” or the “Zevenbergen Funds”)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

ZEVENBERGEN GROWTH FUND
Investment Objective
The Zevenbergen Growth Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		1.00%		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses		0.41%		0.36%
Shareholder Servicing Fees	0.15%		0.10%
Remainder of Other Expenses	0.26%		0.26%
Total Annual Fund Operating Expenses		1.46%		1.16%
Less: Fee Waiver and/or Expense Reimbursement		-0.16%		-0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)		1.30%		1.00%

(1)Zevenbergen Capital Investments LLC (the “Advisor” or “ZCI”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) in order to limit the total annual fund operating expenses to 1.15% and 0.90% of average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively (each, an “Expense Cap”). Each Expense Cap will remain in effect through at least October 31, 2026, and may be terminated only by the Advisor Managed Portfolios (the “Trust”) Board of Trustees (the “Board”). The Advisor may request recoupment from the Fund of previously waived fees and paid expenses of the Fund and the Predecessor Fund (defined below under “Investment Performance”) for up to three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap at the time such amounts were waived or paid, and (2) the Fund’s Expense Cap at the time of the recoupment.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The amounts shown in the Example would be the same even if you did not redeem your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year of each period). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$132	$446	$782	$1,733
Institutional Class	$102	$353	$623	$1,395

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected above in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2025, the Fund’s portfolio turnover was 15.24% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to invest in U.S.-traded equity securities of companies that exhibit, or have the potential to exhibit, high sustainable growth for sales, earnings, and free cash flow. The Advisor applies a bottom-up stock selection process, emphasizing companies with established or improving competitive advantages, large addressable customer bases, and management teams aligned with long-term shareholder interests. The Fund’s portfolio generally will contain 30-50 stocks of any market capitalization across several sectors. The Fund may invest in initial public offerings (“IPOs”) and other equities new to the public markets, including direct listings by organizations, as a method of initial access to public markets.
Under normal circumstances, the Fund will invest in equity securities, primarily common stocks, of small-, medium-, and large- capitalization issuers. The Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on U.S. exchanges (denominated in USD) which may include American Depositary Receipts (“ADRs”). In determining whether an issuer is foreign, the Advisor will consider various factors including the location(s) of the issuer’s headquarters, legal organization, principal trading market and/or concentration of revenues. The weight given to each of these factors will vary depending upon the circumstances as determined by the Advisor.
The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest a significant portion of its assets in the securities of companies in the same sector or sectors. The Fund currently has significant exposure within each of the consumer discretionary and information technology sectors.
The Advisor’s growth equity investment philosophy is predicated on company revenue, cash flow and earnings growth being the essential catalysts of stock price appreciation (i.e., drivers to increase the price of stocks), combined with financial flexibility and experienced management offering competitive advantages during market downturns. The Advisor employs a research intensive, bottom-up strategy (i.e., greater emphasis on company specific performance rather than macroeconomic events and market cycles) to identify investments meeting these criteria.
Principal Risks of Investing in the Fund
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.
ADR Risk. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.
Equity Securities and Market Risk. The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate significantly from day to day. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of the Advisor’s control. These types of events could adversely affect the Fund’s performance.

Foreign Securities and Companies Risk. Foreign securities traded on U.S. exchanges and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights.
Growth Stock Risk. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations and may be more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may revert to broader market norms, causing their stock prices to fall.
IPOs and Unseasoned Companies Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public. The risk exists that the market value of shares of equities new to public markets will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of shares of equities new to public markets may involve high transaction costs. Shares of equities new to public markets are also subject to equity securities risk. Shares of equities new to public markets are also subject to the risk that the Fund may not be able to dispose of them readily at favorable times or prices, or the Fund may have to sell them at a loss due to the lack of an active market.
Large-Capitalization Companies Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller-capitalization companies.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. Investment decisions made by the Advisor in implementing these investment strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value, or may cause the Fund to underperform other funds with similar investment objectives. The Advisor’s assessment of the value of a holding and its future value may prove to be incorrect and a holding’s market price may not move in the manner anticipated by the Advisor.
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors (for example, a global pandemic such as COVID-19, the large expansion of government deficits and debt, military conflicts, inflation, and/or recessions). These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Non-Diversification Risk. A non-diversified fund under the federal securities laws may hold a significant percentage of its assets in the securities of relatively fewer companies or even one company; therefore, events affecting those companies have a greater impact on the Fund than on a diversified fund.
Sector Emphasis Risk. Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.

◦Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
◦Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.
Investment Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in performance. Performance information shown prior to January 19, 2024 is for Zevenbergen Growth Fund, which was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund.
The bar chart shows the Fund’s Institutional Class performance from year to year. The table below illustrates how the Fund’s average annual returns for the period indicated compare with those of a broad measure of market performance and also a second more narrowly tailored index. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is posted on the Fund’s website at www.zci.com/funds or by calling the Fund toll-free at 1-844-ZVNBRGN (1-844-986-2746).
Calendar Years Ended December 31

124.61%
100%
33.98%
38.08%
64.41%
50%
34.50%
6.07%
0%
-2.87%
-8.85%
-50%
-54.65%
-100%
2016
2017
2018
2019
2020
2021
2022
2023
2024

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 54.30% for the quarter ended June 30, 2020, and the lowest quarterly return was -40.64% for the quarter ended June 30, 2022.
For the year-to-date period ended September 30, 2025, the Fund’s total return was 13.29%.

Average Annual Total Returns
For the Periods Ended December 31, 2024

Institutional Class	1 Year	5 Years	Since Inception August 31, 2015
Return Before Taxes	34.50%	15.47%	15.89%
Return After Taxes on Distributions	34.50%	15.37%	15.83%
Return After Taxes on Distributions and Sale of Fund Shares	20.42%	12.51%	13.48%
Investor Class
Return Before Taxes	34.10%	15.12%	15.57%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	13.82%
Russell 3000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)	32.46%	18.25%	17.36%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Management
Investment Advisor: Zevenbergen Capital Investments LLC serves as the Fund’s investment advisor.
Asset Management Team
Portfolio Managers: Nancy Zevenbergen, CFA, Joseph Dennison, CFA, and Anthony Zackery, CFA are the Portfolio Managers of the Fund and have been jointly and primarily responsible for the day-to-day management of the Fund since its inception in January 2024 and the Predecessor Fund since its inception in August 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail to Zevenbergen Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252, by telephone at 1-844-ZVNBRGN (1-844-986-2746) or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amount for the Investor Class is $2,500 and the minimum initial investment amount for the Institutional Class is $50,000. The minimum subsequent investment amount for the Investor Class is $100 and the minimum subsequent investment amount for the Institutional Class is $500. Your financial intermediary may impose different investment minimums. Please contact them for additional details.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income, qualified dividend income, or capital gains, unless you invest though a tax-advantaged arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ZEVENBERGEN GENEA FUND
Investment Objective
The Zevenbergen Genea Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		1.00%		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses		0.60%		0.55%
Shareholder Servicing Fees	0.15%		0.10%
Remainder of Other Expenses	0.45%		0.45%
Total Annual Fund Operating Expenses		1.65%		1.35%
Less: Fee Waiver and/or Expense Reimbursement		-0.35%		-0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)		1.30%		1.00%

(1)Zevenbergen Capital Investments LLC (the “Advisor” or “ZCI”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) in order to limit the total annual fund operating expenses to 1.15% and 0.90% of average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively (each, an “Expense Cap”). Each Expense Caps will remain in effect through at least October 31, 2026, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Advisor may request recoupment from the Fund of previously waived fees and paid expenses of the Fund and the Predecessor Fund (defined below under “Investment Performance”) for up to three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap at the time such amounts were waived or paid, and (2) the Fund’s Expense Cap at the time of the recoupment.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The amounts shown in the Example would be the same even if you did not redeem your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year of each period). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$132	$486	$864	$1,925
Institutional Class	$102	$393	$706	$1,593

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected above in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2025, the Fund’s portfolio turnover was 11.55% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to invest in U.S.-traded equity securities of companies that exhibit, or have the potential to exhibit, high sustainable growth for sales, earnings, and free cash flow. The Advisor applies a bottom-up stock selection process, emphasizing emerging companies in industries benefiting from technological advancements. Compared with the Growth Fund, the Genea Fund typically holds fewer positions across a more limited number of sectors. The Fund’s portfolio generally will contain 20-40 stocks of any market capitalization. The Fund may also invest in initial public offerings (“IPOs”) and other equities new to the public market, including direct listings by organizations, as a method of initial access to public markets.
Under normal circumstances, the Fund will invest in equity securities of small-, medium-, and large-capitalization issuers. The Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on U.S. exchanges (denominated in USD) which may include American Depository Receipts (“ADRs”). In determining whether an issuer is foreign, the Advisor will consider various factors including the location(s) of the issuer’s headquarters, legal organization, principal trading market and/or concentration of revenues. The weight given to each of these factors will vary depending upon the circumstances and as determined by the Advisor.
The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest a significant portion of its assets in the securities of companies in the same sector or sectors. The Fund currently has significant exposure within each of the consumer discretionary and information technology sectors.
The Advisor’s growth equity investment philosophy is predicated on company revenue, cash flow and earnings growth being the essential catalysts of stock price appreciation (i.e., drivers to increase the price of stocks), combined with financial flexibility and experienced management offering competitive advantages during market downturns. The Advisor employs a research intensive, bottom-up strategy (i.e., greater emphasis on company specific performance rather than macroeconomic events and market cycles) to identify investments meeting these criteria.
Principal Risks of Investing in the Fund
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.
ADR Risk. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.
Equity Securities and Market Risk. The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate significantly from day to day. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of the Advisor’s control. These types of events could adversely affect the Fund’s performance.

Foreign Securities and Companies Risk. Foreign securities traded on U.S. exchanges and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights.
Growth Stock Risk. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations and may be more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may revert to broader market norms, causing their stock prices to fall.
IPOs and Unseasoned Companies Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public. The risk exists that the market value of shares of equities new to public markets will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of shares of equities new to public markets may involve high transaction costs. Shares of equities new to public markets are also subject to equity securities risk. Shares of equities new to public markets are also subject to the risk that the Fund may not be able to dispose of them readily at favorable times or prices, or the Fund may have to sell them at a loss due to the lack of an active market.
Large-Capitalization Companies Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller-capitalization companies.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. Investment decisions made by the Advisor in implementing these investment strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value, or may cause the Fund to underperform other funds with similar investment objectives. The Advisor’s assessment of the value of a holding and its future value may prove to be incorrect and a holding’s market price may not move in the manner anticipated by the Advisor.
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors (for example, a global pandemic such as COVID-19, the large expansion of government deficits and debt, military conflicts, inflation, and/or recessions). These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Non-Diversification Risk. A non-diversified fund under the federal securities laws may hold a significant percentage of its assets in the securities of relatively fewer companies or even one company; therefore, events affecting those companies have a greater impact on the Fund than on a diversified fund.
Sector Emphasis Risk. Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.

◦Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
◦Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.
Investment Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in performance. Performance information shown prior to January 19, 2024 is for Zevenbergen Genea Fund, which was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund.
The bar chart shows the Fund’s Institutional Class performance from year to year. The table below illustrates how the Fund’s average annual returns for the period indicated compare with those of a broad measure of market performance and also a second more narrowly tailored index. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is posted on the Fund’s website at www.zci.com/funds or by calling the Fund toll-free at 1-844-ZVNBRGN (1-844-986-2746).
Calendar Years Ended December 31

150%
100%
50%
0%
-50%
-100%
-0.29%
52.22%
10.97%
28.62%
144.99%
-4.03%
-58.75%
71.91%
34.76%
2016
2017
2018
2019
2020
2021
2022
2023
2024

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 62.07% for the quarter ended June 30, 2020, and the lowest quarterly return was -44.21% for the quarter ended June 30, 2022.
For the year-to-date period ended September 30, 2025, the Fund’s total return was 21.83%.

Average Annual Total Returns
For the Periods Ended December 31, 2024

Institutional Class	1 Year	5 Years	Since Inception August 31, 2015
Return Before Taxes	34.76%	17.57%	18.99%
Return After Taxes on Distributions	34.76%	17.57%	18.97%
Return After Taxes on Distributions and Sale of Fund Shares	20.58%	14.29%	16.30%
Investor Class
Return Before Taxes	34.37%	17.22%	18.66%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	13.82%
Russell 3000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)	32.46%	18.25%	17.36%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Management
Investment Advisor: Zevenbergen Capital Investments LLC serves as the Fund’s investment advisor.
Asset Management Team
Portfolio Managers: Nancy Zevenbergen, CFA, Joseph Dennison, CFA, and Anthony Zackery, CFA are the Portfolio Managers of the Fund and have been jointly and primarily responsible for the day-to-day management of the Fund since its inception in January 2024 and the Predecessor Fund since its inception in August 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail to Zevenbergen Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252, by telephone at 1-844-ZVNBRGN (1-844-986-2746), or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amount for the Investor Class is $2,500 and the minimum initial investment amount for the Institutional Class is $50,000. The minimum subsequent investment amount for the Investor Class is $100 and the minimum subsequent investment amount for the Institutional Class is $500. Your financial intermediary may impose different investment minimums. Please contact them for additional details.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income, qualified dividend income, or capital gains, unless you invest though a tax-advantaged arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND PRINCIPAL RISKS

Investment Objectives
Each Fund’s investment objective is long-term capital appreciation. The Funds’ investment objectives are not fundamental and may be changed without shareholder approval.
Principal Investment Strategies of the Zevenbergen Growth Fund
The Zevenbergen Growth Fund seeks to invest in companies that are industry leaders with significant growth potential, strong competitive advantages, a sizeable addressable market, product differentiation and quality management. The Fund’s portfolio generally will contain 30-50 stocks of any market capitalization.
Principal Investment Strategies of the Zevenbergen Genea Fund
The Zevenbergen Genea Fund seeks to invest in companies benefiting from advancements in technology regardless of sector or industry. With a long-term investment horizon, the Advisor identifies companies with significant growth potential, strong competitive advantages, a sizeable addressable market, product differentiation and quality management. The Fund’s portfolio generally will contain 20-40 stocks of any market capitalization.
Principal Investment Strategies Applicable to Both Funds
The Advisor’s mission is to build shareholder wealth through ownership of quality high-growth, publicly-traded companies. Since ZCI’s inception in 1987, the Advisor has applied a consistent philosophy and process to uncover businesses positioned to disrupt old industries, forge new markets and win the hearts and minds of customers. The Advisor manages the Funds with a long-term view; striving to invest in companies for the next decade, not one quarter or one year. This perspective demands a focus on companies that have sustainable business models. Inherent in this research process is the assessment of company strengths and risk factors, whether business, regulatory, or market.
Under normal circumstances, the Funds will invest in equity securities of small-, medium-, and large-capitalization issuers. Each Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on U.S. exchanges (denominated in USD), which may include ADRs. In determining whether an issuer is foreign, the Advisor will consider various factors including the location(s) of the issuer’s headquarters, legal organization, principal trading market and/or concentration of revenues. The weight given to each of these factors will vary depending upon the circumstances and as determined by the Advisor. Each Fund may invest in initial public offerings IPOs and other equities new to the public market, including direct listings by organizations, as a method of initial access to public markets.
Each Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. Each Fund may invest greater than 25% of its assets in one or more sectors. Each Fund currently has significant exposure within each of the consumer discretionary and technology sectors.
The Advisor’s growth equity investment philosophy is predicated on company revenue, cash flow and earnings growth being the essential catalysts of stock price appreciation (i.e., drivers to increase the price of stocks), combined with financial flexibility and experienced management offering competitive advantages during market downturns. The Advisor employs a research intensive, bottom-up strategy (i.e., greater emphasis on company specific performance rather than macroeconomic events and market cycles) to identify investments meeting these criteria.
The Advisor identifies company growth drivers using a variety of both traditional resources (e.g., management meetings, conference attendance, financial statement analysis, and Wall Street research) and unconventional resources (e.g., monitoring private equity and venture capital activity by attending investment conferences, subscribing to and reviewing publications, including print and online private equity and venture capital newsletters and periodicals, as well as through product/service use). These drivers may include long-term product differentiation, customer demand, competitive positioning (i.e., position a firm occupies in a market, or is trying to occupy, relative to its competition), and historical and projected industry growth. When evaluating the operations of the business shareholders, the Advisor attempts to adopt the viewpoint of a business owner, identifying revenue sources, customer bases, products, and details of financing over extended periods of time.
The Advisor maintains internally calculated estimates of revenue, cash flow and earnings growth in a valuation model designed to determine potential upside and downside stock price targets. With each Fund fully invested at all times (nominal cash balance), new securities must present compelling fundamentals (i.e., economics/financial condition of the underlying company) and valuation upside when compared to existing holdings before they are added to the portfolio.
As portfolio holdings are under continuous evaluation, the Advisor considers the sell decision a value-added aspect of the investment process. Sell decisions can occur for the following reasons: 1) a price target has been met, 2) fundamentals have changed or the established growth drivers have failed to develop as expected, and/or 3) stronger alternatives in growth and valuation exist elsewhere.
Principal Risks Applicable to Both Funds
Losing all or a portion of your investment is a risk of investing in the Funds. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
ADR Risk. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs may entail the special risks of international investing, including currency exchange fluctuations, governmental regulations, and the potential for political and economic instability.
Equity Securities and Market Risk. The risks that could affect the value of a Fund’s shares and the total return on your investment include the possibility that the equity securities held by a Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of the Advisor’s control. These types of events could adversely affect the Funds’ performance.
Foreign Securities and Companies Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Although foreign securities offer added diversification potential, world markets, or those in a particular region, may all react in similar fashion to important economic or political developments. Securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to conditions in foreign countries.

•Political and Economic Factors. Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the U.S. Government in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization and expropriation of goods or imposition of taxes, which could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.
•Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.
•Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect the Funds to the extent that the Funds are invested in ADRs comprised of foreign securities.
•Foreign Taxes. The interest and dividends payable to a Fund on certain of the Funds’ foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders. The Funds may not be eligible to pass through any tax credit or deductions to shareholders with respect to such foreign taxes or withholding.
In considering whether to invest in the securities of a non-U.S. company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Advisor’s assessment of prevailing market, economic and other conditions.
In addition, foreign markets can perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities, sometimes for years. A Fund could also underperform if the Fund’s portfolio managers invest in countries or regions whose economic performance falls short. To the extent that a Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested. The effect of recent worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc.
Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time a Fund computes its current net asset value (“NAV”), causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.
Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU are currently experiencing financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets. The United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for EU markets. There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave or be expelled from the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events and other socio-political or geo-political issues that are not currently known could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.
Growth Stock Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general. Thus, a growth style investment strategy attempts to identify companies whose earnings may be or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.
IPOs and Unseasoned Companies Risk. A Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public. The risk exists that the market value of shares of equities new to public markets will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of shares of equities new to public markets may involve high transaction costs. Shares of equities new to public markets are subject to equity securities risk. Shares of equities new to public markets are subject to the risk that a Fund may not be able to dispose of them readily at favorable times or prices or the Fund may have to sell them at a loss due to the lack of an active market. Additionally, investments in unseasoned companies (those with less than a three-year operating history) may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. The level of risk will be increased to the extent that a Fund has significant exposure to smaller-capitalized or unseasoned companies.
Large-Capitalization Companies Risk. Securities of large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Management Risk. Each Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. Investment decisions made by the Advisor in implementing these investment strategies may not produce the returns expected by the Advisor, may cause a Fund’s shares to lose value or may cause a Fund to underperform other funds with similar investment objectives. The Advisor’s assessment of the value of holding and its future value may prove to be incorrect and a holding’s market price may not move in the manner anticipated by the Advisor. There can be no guarantee that these decisions will produce the desired results.

Market Risk. Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Fund’s shares. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. A Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by a Fund to go up or down, sometimes rapidly or unpredictably. Changes in the economic climate, investor perceptions and stock market volatility also can cause the prices of a Fund’s investments to decline regardless of the conditions of the issuers held by the Fund. There is also a risk that policy changes by the U.S. government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund. These events may lead to periods of volatility and increased redemptions, which could cause a Fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.
Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Policy and legislative changes in the United States and in other countries will impact many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of such changes on the markets, and the practical implications for market participants, may not be fully known at the time of adoption.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. These events (e.g. global pandemic, military conflicts, inflation, political or regulatory changes, and/or recessions) can cause significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events. Such events could be prolonged and could adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance.
Non-Diversification Risk. The Funds are “non-diversified” mutual funds, as defined in the Investment Company Act of 1940 (the “1940 Act”), and, as such, their investments are not required to meet certain diversification requirements under federal securities law. The Funds are permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, a Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause a Fund’s overall value to decline to a greater degree than if a Fund held a more diversified portfolio. The Funds are still subject to certain diversification requirements for federal income tax purposes. See “Distributions and Tax Information” in the SAI for more information.

Sector Emphasis Risk. The Advisor’s investment strategy of identifying investment opportunities through a bottom-up process may, from time to time, result in the Funds investing significant amounts of their assets in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of a Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.
•Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
•Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for technology companies in foreign markets.
Small- and Mid-Capitalization Companies Risk. To the extent a Fund invests in small-, or mid-capitalization stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-capitalization companies, small- and mid-capitalization companies may depend on a limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources.

DISCLOSURE OF PORTFOLIO HOLDINGS
A complete description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the SAI.
MANAGEMENT OF THE FUNDS
Investment Advisor
Zevenbergen Capital Investments LLC serves as the Funds’ investment advisor and is located at 326 Admiral Way, Suite 200, Edmonds, Washington 98020. The Advisor is a U.S. Securities and Exchange Commission (the “SEC”) registered investment advisory firm formed in 1987. As of August 31, 2025, the Advisor had assets under management of approximately $5.12 billion.
The Advisor is responsible for the day-to-day management of the Funds in accordance with each Fund’s investment objective and policies. The Advisor provides the personnel needed to fulfill its obligations under its advisory agreement, performs certain administrative services and furnishes office space necessary to perform such duties. For its services, each Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.80% of each Fund’s average daily net assets.
For the year ended June 30, 2025, the Advisor received an aggregate fee of 0.64%, after fee waivers, for its services to the Zevenbergen Growth Fund and received an aggregate fee of 0.45%, after fee waivers, for its services to the Zevenbergen Genea Fund.
The Funds are responsible for their own operating expenses. However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) in order to limit annual fund operating expenses to 1.15% of average daily net assets of each of the Zevenbergen Growth Fund’s and Zevenbergen Genea Fund’s Investor Class shares and 0.90% of average daily net assets of each of the Zevenbergen Growth Fund’s and Zevenbergen Genea Fund’s Institutional Class shares, which may be terminated only by the Board. The expense limitation agreement for each Fund is in effect through at least October 31, 2026. Please see the section entitled “Share Class Information and Distribution Arrangements,” below for additional fees charged by share class. The Advisor may request recoupment from the Fund of previously waived fees and paid expenses of the Fund and the Predecessor Fund for up to three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap at the time such amounts were waived or paid, and (2) the Fund’s Expense Cap at the time of the recoupment. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of fees waived or expenses reimbursed.
A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Funds’ semi-annual report on Form N-CSR to shareholders for the period ended December 31, 2024.
Portfolio Managers
The Funds utilize a team-based approach to portfolio management and construction with all members contributing active recommendations on security selection through original research. Nancy Zevenbergen, CFA, Joseph Dennison, CFA, and Anthony Zackery, CFA are the Portfolio Managers jointly and primarily responsible for the day-to-day management of the Funds’ portfolio.

Nancy Zevenbergen, CFA. Ms. Zevenbergen established ZCI in 1987, creating a responsive, research-focused investment firm. Prior to founding the firm, she was a Portfolio Manager and Research Analyst for Rainier National Bank for six years. She was responsible for supervising trust assets for individuals and organizations with diverse investment goals and varying constraints. Currently, Ms. Zevenbergen oversees the firm's investment policy and portfolio management decisions, maintaining a strong commitment to original research. She graduated from the University of Washington, earning a BA in Business Administration with a concentration in Finance, is a CFA charterholder and a member of both the CFA Institute and the CFA Society of Seattle. Additionally, Ms. Zevenbergen serves as an Independent Trustee of the Smead Funds Trust.

Joseph Dennison, CFA. Mr. Dennison joined ZCI in 2011 and serves as a Portfolio Manager on the firm’s portfolio management team. He is responsible for implementing ZCI’s investment strategies through security selection and asset allocation decisions. In addition, he supports client communications and business development by acting as a key advocate for the firm and its investment approach. Prior responsibilities at ZCI have included equity trading and various foundational operations roles. Prior to joining the firm, Mr. Dennison worked for Seattle’s largest public defender, as well as serving as Grant Awards & Investment Associate for Anduin Foundation. He received his BA in Political Science from Yale University. Mr. Dennison is a CFA charterholder and is a member of both the CFA Institute and CFA Society of Seattle.
Anthony Zackery, CFA. Mr. Zackery joined ZCI in 2011 and serves as a Portfolio Manager on the firm’s investment team. He is responsible for implementing ZCI’s investment strategy through security selection and asset allocation decisions. In addition, he supports client communications and business development by acting as a key advocate for the firm and its investment approach. Further, Mr. Zackery serves as the firm’s sustainable investment lead, whereby he coordinates the integration of financially-relevant sustainability factors in the client portfolio decision-making process. Prior responsibilities at ZCI have included trading and foundational operations roles. Before joining ZCI, Mr. Zackery worked as a Credit Analyst for Banner Bank, where he evaluated the creditworthiness of existing and prospective bank clients. He graduated magna cum laude with a BA in Business Administration, finance concentration, and minor in economics from Western Washington University, where he was a Presidential Scholar. He currently serves as an advisory board member to the Western Washington University College of Business and Economics Investment Management and Scholarship Endowment Fund. Mr. Zackery is a CFA charterholder and is a member of both the CFA Institute and CFA Society of Seattle.
The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership in the Funds.
SHAREHOLDER INFORMATION
Pricing of Fund Shares
Shares of the Funds are sold based on the NAV per share which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (the “NYSE”) is open for unrestricted business. However, the Funds’ NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the NYSE is closed for trading.
Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests. The NAV is the value of each Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV). NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of a Fund, including management and administration fees, which are accrued daily.
When determining NAV, the value of a Fund’s portfolio investments is based on readily available market quotations, which generally means a reliable valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market), or fair value as determined by an independent pricing service and evaluated by the Advisor. If a market quotation is not readily available or does not otherwise accurately reflect the value of an investment, an investment will be valued by another method that the Advisor believes reflects fair value in accordance with the Trust’s valuation policies and related Advisor procedures. Fair value pricing represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Accordingly, a Fund’s NAV may reflect certain portfolio investments’ fair values rather than their market prices.
Fair value pricing involves subjective judgments, and it is possible that a fair value determination for an investment will materially differ from the value that could be realized upon the sale of the investment.
Fair value pricing may be applied to non-U.S. investments. The trading hours for most non-U.S. investments end prior to the close of the NYSE, the time that each Fund’s NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. investments when non-U.S. markets open on the following business day. If such events occur, each Fund may value non-U.S. investments at fair value, taking into account such events, when it calculates its NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated.
Other types of investments that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid investments, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.
If a Fund has portfolio investments that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.
How to Buy Shares
The minimum initial investment amount for each Fund’s Investor Class is $2,500 and $50,000 for each Fund’s Institutional Class. The minimum subsequent investment amount for each Fund’s Investor Class is $100 and $500 for each Fund’s Institutional Class. Your financial intermediary may impose different investment minimums. Please contact them for additional details.
Although not limited to the list below, the Funds’ minimum investment requirements may be waived from time to time by the Advisor, and for the following types of shareholders:
•current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);
•any shareholder with an aggregate investment of $50,000 or more in the Funds;
•any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;
•current employees of the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, (doing business as U.S. Bank Global Fund Services) (the “Transfer Agent”), broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;
•existing clients of the Advisor, their employees and immediate family members of such employees;
•registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor; and
•qualified broker-dealers who have entered into an agreement with the Funds’ distributor.

You may purchase shares of the Funds by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network through an authorized bank or through one or more brokers authorized by the Fund to receive purchase orders. Please use the appropriate account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 1-844-ZVNBRGN (1-844-986-2746). The Funds reserve the right to reject any purchase order. For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large that it would disrupt the management of the Funds. Orders may also be rejected from persons believed by the Advisor to be “market timers.”
All checks must be in U.S. dollars drawn on a domestic U.S. bank. The Funds will not accept payment in cash or money orders. The Funds do not accept postdated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.
To buy shares of a Fund, complete an account application and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form, from your most recent shareholder statement received from the Transfer Agent. If you do not have the Invest by Mail form include the Fund name, your name, address, and account number on a separate piece of paper along with your check. If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. You may also be responsible for any loss sustained by a Fund.
All purchase requests must be received in “good order.” “Good order” generally means that your purchase request includes the name of the Fund; the dollar amount of shares to be purchased; your account application or investment stub; and a check payable to the name of the Fund.
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 1-844-ZVNBRGN (1-844-986-2746) if you need additional assistance when completing your account application.
If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV.
Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. The Funds reserve the right to refuse purchases from shareholders who must file a Form W-8.
Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the applicable Fund to the Transfer Agent at the following address:
Zevenbergen Funds
[Name of Zevenbergen Fund]
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252

You may not send an account application via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:
Zevenbergen Funds
[Name of Zevenbergen Fund]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307
Note:    The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt constitutes physical possession of the purchase order or redemption request by the Transfer Agent.
Purchasing Shares by Telephone
If you accepted telephone options on your account application or by subsequent arrangement in writing with the Funds and your account has been open for at least seven business days, you may purchase additional shares by calling the Funds toll-free at 1-844-ZVNBRGN (1-844-986-2746). You may not make your initial purchase of Fund shares by telephone. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network. You must have banking information established on your account prior to making a telephone purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the appropriate share price next calculated. For security reasons, requests by telephone may be recorded. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
Purchasing Shares by Wire
If you are making your initial investment in the Funds, before wiring funds, the Transfer Agent must have a completed account application. You can mail or overnight deliver your account application to the Transfer Agent at the above address. Upon receipt of your completed account application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, contact the Transfer Agent. Once your account is established, you may instruct your bank to send the wire. Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:
U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: [Name of Zevenbergen Fund]
    Shareholder Registration
    Shareholder Account Number
If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-844-ZVNBRGN (1-844-986-2746). Your bank may charge you a fee for sending a wire payment to the Funds.

Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. Neither the Funds nor U.S. Bank National Association are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.
Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of Investor Class or Institutional Class shares at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the ACH network. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-844-ZVNBRGN (1-844-986-2746) if you have questions about the AIP. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to the automatic investment date.
Retirement Accounts
The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-844-ZVNBRGN (1-844-986-2746) for information on:
•Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•Small Business Retirement Plans, including Simple IRAs and SEP IRAs.
There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholdings. For more information, call the number listed above. Direct shareholder accounts may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by other institutions may vary.
Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Funds through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Funds to sell its shares. Such Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent. The Funds will be deemed to have received a purchase or redemption order when an authorized Broker, or, if applicable, a Broker’s designee receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized Broker or the Broker’s authorized designee. The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records. The Advisor may pay the Broker for maintaining these records as well as providing other shareholder services. The Broker may charge you a fee for handling your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.
Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one Zevenbergen Fund for shares of other Zevenbergen Funds in the Trust, which are offered in this Prospectus. Before exchanging into another Zevenbergen Fund, you are advised to read a description of the Fund in this Prospectus. Additionally, please note the following:

•Exchanges may only be made between like share classes;
•You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held;
•The Funds reserve the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objectives and policies, or would otherwise potentially be adversely affected;
•If you accepted telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee;
•The minimum exchange amount between existing accounts invested in the Zevenbergen Funds is $1,000; and
•You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker.
Converting Shares
Investors currently owning Investor Class shares may convert to Institutional Class shares if the Institutional Class minimum of $50,000 has been met.
How to Sell Shares
You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your financial intermediary.
In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent. You should provide your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary. If you have an IRA or other retirement plan, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding. You should send your redemption request to:

Regular Mail	Overnight Express Mail
Zevenbergen Funds	Zevenbergen Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 219252	801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307
Note:    The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post-office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt constitutes physical possession of the purchase order or redemption request by the Transfer Agent.
By Telephone
If you accepted telephone options on your account application, you may redeem all or some of your shares, up to $50,000, by calling the Transfer Agent at 1-844-ZVNBRGN (1-844-986-2746) before the close of trading on the NYSE, normally 4:00 p.m. Eastern Time. Redemption requests received before the close of trading on the NYSE will be priced based on NAV calculated as of the close of trading. Redemption proceeds will be processed on the next business day and sent to the address that appears on the Transfer Agent’s records or via ACH to a previously established bank account. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application. A wire fee of $15 will be deducted from your redemption proceeds for complete redemption and any redemption to redeem a specific number of shares. In the case of a partial redemption, the fee will be deducted from the remaining account balance. Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.
Shares held in IRA or other retirement accounts may be redeemed by telephone at 1-844-ZVNBRGN (1-844-986-2746). Investors will be asked whether or not to withhold federal income taxes from any distribution.
You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-844-ZVNBRGN (1-844-986-2746) for instructions.
You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
Payment of Redemption Proceeds
The Funds typically send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. While not expected, payment of redemption proceeds may take up to seven days. If you did not purchase your shares with a wire payment, before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.
Redemption “In-Kind”
The Funds typically expect to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions, redemption methods may include paying redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”). It is not expected that the Funds would do so except during unusual market conditions. The redemption in-kind would be a pro-rata distribution of portfolio assets. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules. If a Fund held illiquid securities, such distribution may contain a pro-rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.
Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.
A signature guarantee from either a Medallion program member or a non-Medallion program member is required in the following situations:

•If ownership is changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•For all redemptions in excess of $50,000 from any shareholder account, including IRAs.
The Fund or the Advisor may waive any of the above requirements in certain instances. In addition to the situations described above, the Funds, the Advisor, and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Other Information about Redemptions
The Funds may redeem the shares in your account if the value of your account falls below $500 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than the minimum initial investment amount before the Funds make an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Funds take any action.
DIVIDENDS AND DISTRIBUTIONS
The Funds intend to make distributions of dividends and capital gains, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions of capital gains if it deems it necessary for federal income tax purposes or otherwise desirable at any other time of the year.
All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.
If you hold shares directly with the Funds and you elect to receive dividends and/or distributions in cash, you have the option to receive such dividends and/or distributions via a direct deposit to your bank account by check.
If you elect to receive distributions and/or capital gains in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the applicable Fund’s current NAV per share, and to reinvest all subsequent distributions. If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least 5 days prior to the record date of the next distribution.
TOOLS TO COMBAT FREQUENT TRANSACTIONS
The Board has adopted policies and procedures to prevent frequent transactions in the Funds. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Funds seek to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.
In compliance with Rule 22c-2 of the 1940 Act, the Funds’ Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.
The Funds employ fair value pricing selectively, as discussed above, to ensure greater accuracy in their daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.
Redemption Fees
The Funds charge a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Funds) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Funds for the benefit of its long-term shareholders. Although the Funds have the goal of applying the redemption fee to most redemptions, the redemption fee may not be assessed in certain circumstances where it is not currently practicable for the Funds to impose the fee. This fee does not apply to Fund shares acquired through reinvested distributions, exchange transactions or omnibus accounts.
TAX CONSEQUENCES
Below are certain important tax issues that affect the Funds and their shareholders. The following summary is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold Fund shares through an IRA, 401(k) plan or other tax-advantaged account. Except as specifically noted, the discussion is limited to federal income tax matters and does not address state, local, foreign or non-income taxes. Further information regarding taxes, including certain federal income tax considerations relevant to non-U.S. persons, is included in the SAI. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax advisor about federal, state, local and/or foreign tax considerations that may be relevant to your particular situation. The summary is based on current tax law, which may be changed by legislative, judicial or administrative action.
Each Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) within the meaning of the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
The Funds will typically make any distributions of dividends and capital gains annually. Dividends of net investment income and distributions from a Fund’s net short-term capital gains are taxable to you as ordinary income or, in some cases, as qualified dividend income. Distributions from a Fund’s net capital gain (the excess of its net long-term capital gains over its net short-term capital losses) are generally taxable to non-corporate shareholders at rates of up to 20%, regardless of how long the shareholders held their respective shares in the Fund. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.
Distributions that a Fund reports as “qualified dividend income” may be eligible to be taxed to non-corporate shareholders at rates of up to 20% if requirements, including holding period requirements, are satisfied. In general, a Fund may report its dividends as qualified dividend income to the extent derived from dividends paid to the Fund by U.S. corporations or certain corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. A portion of the dividends received from the Fund (but none of its capital gain distributions) may qualify for the dividends-received deduction for corporations.
A tax of 3.8% applies to all or a portion of net investment income of U.S. individuals with income exceeding specified thresholds, and to all or a portion of undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by the Funds and gain on the redemption of Fund shares. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you. This is known as “buying a dividend” and generally should be avoided by taxable investors.
Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid the following January are taxable as if received in December of the year in which the dividend is declared.
The Funds (or their administrative agent) will send you a report annually summarizing the amount and tax aspects of your distributions.
The Funds must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you (1) have provided the Fund either an incorrect tax identification number or no number at all, (2) are subject to backup withholding by the Internal Revenue Service (“IRS”) for failure to properly report payments of interest or dividends, (3) have failed to certify to the Fund that you are not subject to backup withholding, or (4) have not certified to the Fund that you are a U.S. person (including a U.S. resident alien). The backup withholding rate is 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.
The Funds will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. The Funds will also be required to report tax basis information for such shares and indicate whether these shares had a short-term or long-term holding period. If a shareholder has a different basis for different shares of a Fund in the same account (e.g., if a shareholder purchased shares in the same account at different times for different prices), the Fund calculates the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. Each Fund’s default method for calculating basis is the high cost method, under which the shares with the highest cost are redeemed first. A shareholder may elect, on an account-by-account basis, to use a method other than the high cost method by following procedures established by the Funds or their administrative agent. If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice of the applicable Fund’s default method, the new election will generally apply as if the high cost method had never been in effect for such account. Shareholders should consult their tax advisors concerning the tax consequences of applying the high cost method or electing another method of basis calculation. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.
If you sell, exchange or redeem your Fund shares, it is considered a taxable event and will generally result in a capital gain or loss if you hold your Fund shares as a capital asset. Capital gain or loss realized upon a sale or exchange of Fund shares held for twelve months or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares. You are responsible for any tax liabilities generated by your transaction. The Code limits the deductibility of capital losses in certain circumstances.
An exchange of shares of one Fund for shares of another Fund is considered a sale and generally results in the recognition of a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. An exchange of shares of one class directly for shares of another class of the same Fund normally should not be taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.
To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
Additional information concerning taxation of the Funds and their shareholders is contained in the SAI. If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on any dividends and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Funds.
SHARE CLASS INFORMATION AND DISTRIBUTION ARRANGEMENTS
Description of Classes
The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares of the Funds. The Funds offer two classes of shares – Investor Class and Institutional Class. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as discussed below.
Distribution Plan (Rule 12b-1)
The Trust has adopted a plan pursuant to Rule 12b-1 for the Funds’ Investor Class that allows the Funds to pay fees for the sale, distribution and servicing of the Investor Class. The plan provides for a distribution and servicing fee of up to 0.25% of the Investor Class shares’ average daily net assets. Because these fees are paid out over the life of a Fund’s Investor Class shares, over time, these fees (to the extent they are accrued and paid) would increase the cost of your investment and may cost you more than paying other types of sales charges. Institutional Class shares of the Funds are not subject to Rule 12b-1 fees.
Shareholder Servicing Plan
The Trust has also adopted a Shareholder Service Plan under which the Funds’ Investor Class shares may pay a fee of up to 0.15% and the Funds’ Institutional Class shares may pay a fee of up to 0.10% of the average daily net assets of the Funds’ Investor Class shares and Institutional Class shares, respectively, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents provided to the

Funds by intermediaries such as banks, broker-dealers, financial advisors or other financial institutions. Because the Funds’ pay shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.
The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.
Additional Payments to Dealers
If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Distributor
Quasar Distributors, LLC (“Quasar” or “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (dba ACA Group), is located at 190 Middle Street, Suite 301, Portland, Maine 04101, and is the distributor for the shares of the Funds. Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. Shares of the Funds are offered on a continuous basis.
Service Fees – Other Payments to Third Parties
In addition to Rule 12b-1 fees, the Advisor, out of its own resources, and without additional cost to the Funds or its shareholders, may provide cash payments or non-cash compensation to financial intermediaries who sell shares of the Funds. Such payments and compensation would be in addition to Rule 12b-1 and service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.
ADDITIONAL INFORMATION
Inactive Accounts/Unclaimed Property/Lost Shareholder
The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.
It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.
Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, proxy statements and other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-

free at 1-844-ZVNBRGN (1-844-986-2746) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Fund Mailings
Statements and reports that the Funds send to you include the following:
•Confirmation statements (after every transaction that affects your account balance or your account registration);
•Notification of availability of annual and semi-annual shareholder reports (“shareholder reports”) (every six months); and
•Quarterly account statements.
As permitted by regulations adopted by the SEC, paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Funds’ website, www.zci.com/funds, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, such as a broker-dealer or bank, or, if you are a direct investor, by calling the Funds toll-free at 1-844-ZVNBRGN (1‑844‑986-2746).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-844-ZVNBRGN (1‑844‑986-2746) to let the Funds know you wish to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary.
General Policies
Some of the following policies are mentioned above. In general, the Funds reserve the right to:
•Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•Reject any purchase request for any reason. Generally, the Funds will do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);
•Redeem all shares in your account if your balance falls below the minimum initial investment amount due to redemption activity. If, within 30 days of the Funds’ written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;
•Delay paying redemption proceeds for more than seven calendar days after receiving a request under the circumstances described below; and
•Reject any purchase or redemption request that does not contain all required documentation and is not in good order.

Before redeeming recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date. This delay will not apply if you purchased your shares via wire payment. Furthermore, there are certain times when you may be unable to redeem the Funds’ shares or receive proceeds. Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days for:
1.any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;
2.any period during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the Funds to fairly determine the value of their net assets; or
3.such other periods as the SEC may permit for the protection of the Funds’ shareholders.
If you accepted telephone options on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five fiscal years. Financial information presented for periods prior to January 19, 2024 is for the Predecessor Funds. The Funds are the accounting successor to the Predecessor Funds. Each Fund has adopted the performance, financial statements and other historical information of the corresponding Predecessor Fund.
The total returns in each table represent the rate that an investor would have earned or lost on an investment in each Fund, assuming reinvestment of all dividends and distributions. The financial information, except for the fiscal years ended 2021 and 2022, was audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request and on the Funds’ website at www.zci.com/funds. The financial information for the fiscal years ended 2021 and 2022 was audited by the Predecessor Funds’ previous independent registered public accounting firm.

Zevenbergen Growth Fund Financial Highlights Investor Class
For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30, 2025		For the Year Ended June 30, 2024		For the Year Ended June 30, 2023		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net Asset Value, Beginning of Year	$32.21		$25.92		$18.11		$42.74	$29.05

Income (Loss) from Investment Operations:
Net investment loss (1)	(0.45)		(0.35)		(0.26)		(0.46)	(0.49)
Net realized and unrealized gain (loss) on investments	10.66		6.64		8.07		(23.44)	14.16
Total from Investment Operations	10.21		6.29		7.81		(23.90)	13.67

Less Distributions:
From net realized gain on investments	—		—		—		(0.74)	(0.03)

Redemption Fee Proceeds(1)	—	*	—	*	—	*	0.01	0.05

Net Asset Value, End of Year	$42.42		$32.21		$25.92		$18.11	$42.74

Total Return	31.70%		24.27%		43.13%		(56.79)%	47.22%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$22,799		$13,960		$13,795		$11,268	$40,472
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.46%		1.52%		1.55%		1.55%	1.52%
After fees waived and reimbursed by the Advisor	1.30%		1.30%		1.30%		1.30%	1.30%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	(1.40)%		(1.47)%		(1.50)%		(1.54)%	(1.47)%
After fees waived and reimbursed by the Advisor	(1.24)%		(1.25)%		(1.25)%		(1.29)%	(1.25)%
Portfolio turnover rate (2)	15.24%		13.62%		21.85%		55.60%	43.12%

*    Less than $0.01 per share.
(1)Per share amounts have been calculated using the average shares method.
(2)Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

Zevenbergen Growth Fund Financial Highlights Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30, 2025		For the Year Ended June 30, 2024		For the Year Ended June 30, 2023		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net Asset Value, Beginning of Year	$33.01		$26.48		$18.45		$43.39	$29.40

Income (Loss) from Investment Operations:
Net investment loss (1)	(0.35)		(0.27)		(0.20)		(0.34)	(0.37)
Net realized and unrealized gain (loss) on investments	10.94		6.80		8.23		(23.87)	14.34
Total from Investment Operations	10.59		6.53		8.03		(24.21)	13.97

Less Distributions:
From net realized gain on investments	—		—		—		(0.74)	(0.03)

Redemption Fee Proceeds(1)	—	*	—	*	—	*	0.01	0.05

Net Asset Value, End of Year	$43.60		$33.01		$26.48		$18.45	$43.39

Total Return	32.08%		24.66%		43.52%		(56.66)%	47.68%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$123,432		$103,566		$93,994		$56,880	$81,953
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.16%		1.22%		1.25%		1.25%	1.22%
After fees waived and reimbursed by the Advisor	1.00%		1.00%		1.00%		1.00%	1.00%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	(1.10)%		(1.17)%		(1.19)%		(1.24)%	(1.17)%
After fees waived and reimbursed by the Advisor	(0.94)%		(0.95)%		(0.95)%		(0.99)%	(0.95)%
Portfolio turnover rate (2)	15.24%		13.62%		21.85%		55.60%	43.12%

*    Less than $0.01 per share.
(1)Per share amounts have been calculated using the average shares method.
(2)Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

Zevenbergen Genea Fund Financial Highlights Investor Class
For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net Asset Value, Beginning of Year	$39.87	$33.16	$23.34	$56.40	$33.34

Income (Loss) from Investment Operations:
Net investment loss (1)	(0.58)	(0.44)	(0.34)	(0.61)	(0.69)
Net realized and unrealized gain (loss) on investments	17.16	7.14	10.15	(32.46)	23.65
Total from Investment Operations	16.58	6.70	9.81	(33.07)	22.96

Redemption Fee Proceeds(1)	0.01	0.01	0.01	0.01	0.10

Net Asset Value, End of Year	$56.46	$39.87	$33.16	$23.34	$56.40

Total Return	41.61%	20.24%	42.07%	(58.62)%	69.17%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$33,761	$32,280	$40,716	$32,528	$120,716
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.65%	1.62%	1.66%	1.49%	1.48%
After fees waived and reimbursed by the Advisor	1.30%	1.30%	1.30%	1.30%	1.37%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	(1.62)%	(1.57)%	(1.63)%	(1.49)%	(1.47)%
After fees waived and reimbursed by the Advisor	(1.27)%	(1.25)%	(1.27)%	(1.30)%	(1.36)%
Portfolio turnover rate (2)	11.55%	18.83%	19.89%	17.80%	32.40%

(1)Per share amounts have been calculated using the average shares method.
(2)Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

Zevenbergen Genea Fund Financial Highlights Institutional Class
For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net Asset Value, Beginning of Year	$40.83	$33.86	$23.76	$57.24	$33.74

Income (Loss) from Investment Operations:
Net investment loss (1)	(0.46)	(0.34)	(0.26)	(0.47)	(0.54)
Net realized and unrealized gain (loss) on investments	17.62	7.30	10.35	(33.02)	23.94
Total from Investment Operations	17.16	6.96	10.09	(33.49)	23.40

Redemption Fee Proceeds(1)	0.01	0.01	0.01	0.01	0.10

Net Asset Value, End of Year	$58.00	$40.83	$33.86	$23.76	$57.24

Total Return	42.05%	20.58%	42.51%	(58.49)%	69.65%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$43,436	$38,181	$39,679	$38,181	$107,182
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.35%	1.32%	1.36%	1.20%	1.18%
After fees waived and reimbursed by the Advisor	1.00%	1.00%	1.00%	1.00%	1.07%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	(1.31)%	(1.27)%	(1.33)%	(1.20)%	(1.17)%
After fees waived and reimbursed by the Advisor	(0.97)%	(0.95)%	(0.97)%	(1.00)%	(1.06)%
Portfolio turnover rate (2)	11.55%	18.83%	19.89%	17.80%	32.40%

(1)Per share amounts have been calculated using the average shares method.
(2)Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.
In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PN-1

Investment Advisor
Zevenbergen Capital Investments LLC
326 Admiral Way, Suite 200
Edmonds, Washington 98020

Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
(doing business as U.S. Bancorp Global Fund Services)
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

ZEVENBERGEN FUNDS
Zevenbergen Growth Fund
Zevenbergen Genea Fund

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

The SAI, annual and semi-annual shareholder reports, and other information such as the Funds’ financial statements are available free of charge on the Funds’ website at www.zci.com/funds. You can obtain a free copy of the SAI, annual and semi-annual shareholder reports, and financial statements, and request other information or make general inquiries about the Funds by calling 1-844-ZVNBRGN (1-844-986-2746) or by writing to:

Zevenbergen Funds
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252

Reports and other information about the Funds are available:

•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811‑23859.)

Zevenbergen Growth Fund

Investor Class	ZVNBX
Institutional Class	ZVNIX

Zevenbergen Genea Fund

Investor Class	ZVGNX
Institutional Class	ZVGIX

STATEMENT OF ADDITIONAL INFORMATION

October 31, 2025

c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
1-844-ZVNBRGN (1-844-986-2746)

This Statement of Additional Information (the “SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated October 31, 2025 as may be supplemented, for the Zevenbergen Growth Fund and the Zevenbergen Genea Fund (each a “Fund”, together the “Funds” or the “Zevenbergen Funds”), each a series of Advisor Managed Portfolios (the “Trust”). Zevenbergen Capital Investments LLC (the “Advisor” or “ZCI”) serves as the Funds’ investment advisor. As described in this SAI, the Funds served as the surviving funds in a reorganization with the Predecessor Funds (defined below under “The Trust”). The Funds’ financial statements for the fiscal year ended June 30, 2025 are incorporated herein by reference to the Funds’ annual report. A copy of the Prospectus and/or the Funds’ annual report may be obtained without charge by contacting the Funds at the address or telephone number above or by visiting the Funds’ website at www.zci.com/funds.

THE TRUST
The Trust is a statutory trust organized under the laws of the State of Delaware on February 16, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).
The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, no par value per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may issue other series, the assets and liabilities of which will be separate and distinct from any other series.
Registration with the SEC does not involve supervision of the management or policies of the Funds. The Prospectus, SAI, shareholder reports and other information about the Funds are available free of charge on the EDGAR database on the SEC website at www.sec.gov. Copies of such information may be obtained from the SEC upon payment of the prescribed fee by electronic request at the following e-mail address: publicinfo@sec.gov.

Each Fund and a separate series of Trust for Advised Portfolios with a name identical to each Fund (each such series, a “Predecessor Fund,” and together, the “Predecessor Funds”) were parties to a reorganization that occurred on January 19, 2024, whereby each Predecessor Fund transferred all of its assets to the corresponding Fund in exchange for shares of such Fund, and the assumption by such Fund of all of the liabilities of the corresponding Predecessor Fund (each, a “Reorganization”). As of the Reorganization, each Fund adopted the performance history of the corresponding Predecessor Fund, which was also advised by the Advisor and had the same investment objective and the same strategies as the corresponding Fund.

INVESTMENT POLICIES
The discussion below supplements information contained in the Funds’ Prospectus as to the permitted investments, investment policies and risks of the Funds.
Non-Diversification
The Funds are non-diversified under the 1940 Act, which means that there is no restriction as to how much the Funds may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), each of the Funds intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. See “Distributions and Tax Information” below. As a non-diversified investment company, each Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issuers.
Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of each Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of each Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with each Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by each Fund, each Fund may receive stock, real estate or other investments that each Fund would not, or could not buy. If this happens, each Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
1

Each Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below:
Equity Securities
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in each Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject each Fund to the risk that the issuer may discontinue paying dividends.
Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which each Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to each Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to each Fund.
Convertible Securities. Each Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, each Fund may have to pay more for a convertible security than the value of the underlying common stock.
Initial Public Offerings (“IPOs”) and Unseasoned Companies. Each Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public (i.e., direct listings, businesses acquired by Special Purpose Acquisition Companies (“SPACs”), etc.). The risk exists that the market value of shares of equities new to public markets may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of shares of equities new to public markets may involve high transaction costs. Shares of equities new to public markets are subject to market risk and liquidity risk. Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. The level of risk will be increased to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). The Fund may purchase securities in businesses acquired by SPACs as a non-principal investment strategy only.
Real Estate Investment Trusts. Each Fund may invest in U.S. real estate investment trusts (“REIT”). In general, a REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets certain definitional requirements of the Code. The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in real estate interests (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and annually distribute a substantial portion of its otherwise taxable income to shareholders.
REITs are characterized as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs
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depend upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for the favorable U.S. federal income tax status generally available to REITs under the Code or to maintain exemption from the 1940 Act.
When a Fund invests in REITs, it is subject to risks principally associated with investing in real estate: (1) possible declines in the value of real estate, (2) adverse general and local economic conditions, (3) possible lack of availability of mortgage funds, (4) changes in interest rates, and (5) environmental problems. In addition, real estate investment trusts are subject to other risks related specifically to their structure and focus: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h) duplicative fees; and, in many cases, relatively small market capitalization which may result in less market liquidity and greater price volatility.
Preferred Securities. Each of the Funds may invest in two basic types of preferred securities, traditional and hybrid-preferred securities. Traditional preferred securities consist of preferred stock issued by an entity taxable as a corporation. Preferred stocks, which may offer fixed or floating rate dividends, are perpetual instruments and considered equity securities. Preferred securities are subordinated to senior debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than debt instruments. Alternatively, hybrid-preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid-preferred securities are considered debt securities. Due to their similar attributes, the Advisor also considers senior debt perpetual issues, certain securities with convertible features as well as exchange-listed senior debt issues that trade with attributes of exchange-listed perpetual and hybrid-preferred securities to be part of the broader preferred securities market.
Preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on preferred securities may be cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case, all accumulated dividends must be paid before any dividend on the common stock can be paid. However, many traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. Each Fund may invest in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any missed payments to its stockholders. There is no assurance that dividends or distributions on the traditional preferred securities in which the Funds may invest will be declared or otherwise made payable. Preferred securities may also contain provisions under which payments must be stopped (namely, stoppage is compulsory, not discretionary). The conditions under which this occurs may relate to, for instance, capitalization levels. Hence, if a company incurs significant losses that deplete retained earnings automatic payment stoppage could occur. In some cases the terms of the preferred securities provide that the issuer would be obligated to attempt to issue common shares to raise funds for the purpose of making the preferred payments. However, there is no guarantee that the issuer would be successful in placing common shares.
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Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation preference that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by, among other factors, favorable and unfavorable changes impacting the issuer or industries in which they operate, movements in interest rates and inflation, and the broader economic and credit environments, and by actual and anticipated changes in tax laws, such as changes in corporate and individual income tax rates. Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, each Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced, and each Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.
ESG Considerations
Alongside other quantitative and qualitative factors, the Advisor may consider environmental, social and governance (“ESG”) matters that, depending on the facts and circumstances, could influence an issuer’s sustainable growth potential or affect the actual or perceived value of the issuer or security. Consideration of ESG matters is only one component of the Advisor’s assessment of eligible investments and may not be a determinative factor in the Advisor’s final decision on whether to invest in a security. In addition, the relative importance of ESG considerations may vary across types of investments, industries, regions, and issuers, and may change over time. The Advisor does not take ESG matters into consideration with respect to every investment by a Fund.
Sector Emphasis
Each of the Funds may, from time to time, have greater than 25% of their assets in one market sector (but not greater than 80% in any one market sector). To the extent that the Funds focus their investments in one or more sectors, they may be subject to the risks affecting that sector more than if they were a more broadly diversified fund. The Advisor’s judgment about which sectors offer the greatest potential for long-term financial reward may, and likely will, change over time. Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If a Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
The FTSE Russell top level classifications are listed below.
Basic Materials. Changes in commodity prices, currency prices, import controls, supply and demand, economic cycles, worldwide competition, environmental liability, resource depletion, government regulation and labor disputes may affect companies in this sector.
Consumer Discretionary. Changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending may affect companies in this sector.
Consumer Staples. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.
Energy. Changes in supply and demand, the price of oil and gas, exploration and production spending, government regulation, world events, economic conditions, international politics, energy conservation, and the success of exploration projects may affect companies in this sector.
Financials. Changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation may affect companies in this sector.
Health Care. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.
Industrials. Changes in supply and demand, government regulation, world events, and economic conditions may affect companies in this sector.
Real Estate. Declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs may affect companies in this sector.
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Technology. Changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues may affect companies in this sector.
Telecommunications. Governmental regulations, rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry may affect companies in this sector.
Utilities. Changes in government regulation, price controls, financing costs, and competition may affect companies in this sector.
Investment Companies
Each Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the 1940 Act. This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, each Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear each Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Funds’ own operations.
Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to certain provisions in the 1940 Act and various rules promulgated by the SEC.
Foreign Investments
Each Fund may make investments in securities of non-U.S. issuers traded on U.S. exchanges (“foreign securities”) including investments of up to 100% of its assets in common stocks or of foreign issuers through American Depositary Receipts (“ADRs”).
ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
Emerging Markets
The Funds may also invest in developing or emerging market securities traded on U.S. exchanges. The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing or emerging countries may generally be more volatile than markets of developed countries. Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.
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Risks of Investing in Foreign Securities
Investments in foreign securities involve certain inherent risks, including the following:
Political and Economic Factors. Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the U.S. Government in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization and expropriation of goods or imposition of taxes, which could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.
Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect the Funds to the extent that the Funds are invested in ADRs comprised of foreign securities.
Foreign Taxes. The interest and dividends payable to a Fund on certain of the Funds’ foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders. The Funds may not be eligible to pass through any tax credit or deductions to shareholders with respect to such foreign taxes or withholding.
In considering whether to invest in the securities of a non-U.S. company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Advisor’s assessment of prevailing market, economic and other conditions.
Short-Term, Temporary, and Cash Investments
The Funds may invest in any of the following securities and instruments:
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If the Funds hold instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Risks of Investing in Foreign Securities” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.
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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing market conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important part in the operations of the banking industry.
As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Funds may make interest bearing time or other interest bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations. The Funds may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.
Commercial Paper, Short Term Notes and Other Corporate Obligations. The Funds may invest a portion of its assets in commercial paper and short term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s (“S&P”), “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix A.

Illiquid Investments and Restricted Securities
A Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of a Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.
Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. Under SEC regulations, certain restricted securities acquired through private placements can be traded freely among qualified purchasers. While restricted securities are generally classified as illiquid, the SEC has stated that an investment company’s board of directors, or its investment advisor acting under authority delegated by the board, may determine that a security eligible for trading under this rule is “liquid.” The Funds intend to rely on this rule, to the extent appropriate, to deem specific securities acquired through private placement as “liquid.” The Board has delegated to the Advisor, pursuant to guidelines established by the Board, the responsibility for determining whether a particular security eligible for trading under this rule is “liquid.” Investing in these restricted securities could have the effect of increasing a Fund’s illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.
Restricted securities may be sold only (1) pursuant to SEC Rule 144A or another exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 (the “1933 Act”). Rule 144A securities, although not registered in the U.S., may be
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sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. As noted above, the Advisor, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid. Where registration is required, the Funds may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Funds might obtain a less favorable price than prevailed when it decided to sell.
Illiquid investments may be difficult to value, and the Funds may have difficulty disposing of such investments promptly. The Funds do not consider non-U.S. securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the U.S.
Borrowing
Though the Funds do not currently intend to borrow money, the Funds are authorized to borrow money from a bank from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33-1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act. The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially each of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Funds’ agreement with its lender, the net asset value (“NAV”) per share of a Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Funds did not borrow. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
Cyber Security Risk
Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber‑attacks affecting the Funds or the Advisor, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investment in such portfolio companies to lose value.
INVESTMENT RESTRICTIONS
Fundamental Investment Policies
The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of a Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of each Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.
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The Funds’ fundamental policies are as follows:
(1)The Funds may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(2)The Funds may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(3)The Funds may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(4)The Funds may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(5)The Funds may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(6)The Funds may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(7)The Funds may not invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)
Additional Information about Fundamental Investment Policies
The following provides additional information about the Funds’ fundamental investment policies. This information does not form part of the Funds’ fundamental investment policies.
With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to 33 ⅓% of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing, especially when used for leverage (i.e., to increase a fund’s investment portfolio), may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period. The policy in (1) above will be interpreted to permit the Funds to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. A Fund may elect to treat reverse repurchase agreements as (i) borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act or (ii) derivatives transactions for purposes of Rule 18f-4 under the 1940 Act including, as applicable, the value-at-risk (“VaR”)
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based limit on leverage risk. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy.
With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent the Funds from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Funds may be considered to be an underwriter under the 1933 Act.
With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the Advisor believes the income justifies the attendant risks. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.
With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased. Certain types of transactions involve a commitment by a fund to deliver money or securities in the future, including transactions in when-issued, forward settling, and non-standard settlement cycle securities. Such transactions would be deemed not to involve a senior security (i.e., it will not be considered a derivatives transaction), provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. If such a transaction were considered to be a derivatives transaction, it would be subject to the requirements of Rule 18f-4 under the 1940 Act. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.
With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. The policy in (5) above will be interpreted not to prevent the Funds from investing in real estate-related companies, companies whose businesses consist in whole or in part of
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investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.
With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in exchange traded funds that invest in physical and/or financial commodities. While (6) above reserves the right of the Funds to invest in commodities and commodity related contracts as a matter of fundamental policy, the Funds do not currently invest in commodities or derivative contracts related to physical commodities as a principal or non-principal investment strategy. If the Funds determine to invest in derivatives in the future, they will comply with Rule 18f-4 under the 1940 Act.
With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC has stated that investment of more than 25% of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry or group of industries may be particularly susceptible to adverse events affecting that industry or group of industries and may be more risky than a fund that does not concentrate in an industry or group of industries. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. Government and its agencies or instrumentalities; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry or group of industries. The policy also will be interpreted to give broad authority to the Funds as to how to classify issuers within or among industries or a group of industries. A type of investment (e.g., equity securities, fixed-income securities, investment companies, etc.) will not be considered to be an industry or group of industries under the policy. When identifying industries or a group of industries for purposes of its concentration policy, the Funds may rely upon available industry classifications. Generally, the Funds will consider FTSE Russell’s subsector classification group when determining each Fund’s industry concentration for the purposes of this fundamental policy. When determining compliance with its concentration policy, the Funds will consider the investments of any underlying investment companies in which the Funds invest to the extent the Funds have sufficient information about the holdings of such underlying investment companies.
The Funds’ fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.
Non-Fundamental Investment Policy
The Funds observe the following policy, which is not fundamental and may be changed without shareholder approval:
(1)     The Fund may not invest in derivatives (excluding certain currency and interest rate hedging transactions).
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PORTFOLIO TURNOVER
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the Funds’ fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and generally reflects a greater number of taxable transactions. High portfolio turnover may result in larger amounts of short-term capital gains which, when distributed to shareholders, are generally taxed at ordinary income tax rates.
Following are the portfolio turnover rates for the Funds and the Predecessor Funds for the fiscal years indicated below:*

Zevenbergen Growth Fund
Fiscal year ended June 30, 2025	Fiscal year ended June 30, 2024
15.24%	13.62%

Zevenbergen Genea Fund
Fiscal year ended June 30, 2025	Fiscal year ended June 30, 2024
11.55%	18.83%
* Portfolio turnover rates for the portion of fiscal year ended 2024 from July 1, 2023 through January 18, 2024, are those of the corresponding Predecessor Fund.
PORTFOLIO HOLDINGS POLICY
The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by each Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and as an exhibit to its reports on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
Pursuant to the Trust’s portfolio holdings disclosure policies, non-public information about a Fund’s portfolio holdings generally is not distributed to any person, unless by explicit agreement or by virtue of their respective duties to the Funds. Such persons are required to maintain the confidentiality of the information disclosed and have a duty not to trade on non-public information. Examples of disclosure by the Trust include instances in which:
•The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions;
•The disclosure is made to internal parties involved in the investment process, administration, operation or custody of a Fund, including, but not limited to the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”) and the Trust’s Board of Trustees, legal counsel, auditors or independent registered public accounting firm;
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•The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or
•The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee.
Certain of the persons listed above receive information about each Fund’s portfolio holdings on an ongoing basis as part of the normal investment activities of the Fund. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of a Fund’s shareholders. These persons include internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: Global Fund Services; the Trust’s Board; and the Trust’s attorneys and independent registered public accounting firm (currently, Morgan, Lewis & Bockius LLP and Cohen & Company, Ltd., respectively), all of which typically receive such information after it is generated. In no event shall the Advisor, its affiliates or employees, the Funds, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s holdings.
Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee, pursuant to the Trust’s Policy on Disclosure of Portfolio Holdings.
The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of a Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Advisor, Quasar Distributors LLC, a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (dba ACA Group), located at 190 Middle Street, Suite 301, Portland, Maine 04101 (the “Distributor”) or any affiliated person of the Funds. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.
MANAGEMENT
The overall management of the Trust’s business and affairs is invested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, administrator, custodian and transfer agent, each as discussed below. The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objective, strategies and policies and to the general supervision of the Board. Information about the Trustees and officers of the Trust is set forth in the table below.
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Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
Russell Emery 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1962	Trustee	Indefinite. Since 2023	Chief Compliance Officer, The SEI Mutual Funds (2006 to 2022); Chief Compliance Officer, Advisors’ Inner Circle Fund I, II, and III (2006 to 2022)	2	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Indefinite. Since 2023	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	2	Trustee, Trust for Advised Portfolios (1 portfolio) (2020 to present)
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Indefinite. Since 2023	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	2	Federal Home Loan Bank of Des Moines (2022 to present); Trustee, Securian Funds Trust (12 portfolios) (2022 to present); Trustee, Trust for Advised Portfolios (1 portfolio) (2020 to present)
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Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1980	President and Principal Executive Officer	Indefinite. Since 2023	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Vice President	Indefinite. Since 2025	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Diane K. Miller 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1972	Chief Compliance Officer and AML Officer	Indefinite. Since 2023	Vice President, U.S. Bancorp Fund Services, LLC (2023 to Present); Chief Compliance Officer, Christian Brothers Investment Services (2017 to 2022)
Eric T. McCormick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1971	Treasurer and Principal Financial Officer	Indefinite. Since 2023	Vice President, U.S. Bancorp Fund Services, LLC (2005 to present)
Ryan M. Charles 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1978	Secretary	Indefinite. Since 2023	Vice President, U.S. Bancorp Fund Services, LLC (2021 to present); General Counsel, Davis Selected Advisers, L.P. (2014 to 2021)
(1)Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75. A retiring Trustee may request annually, for no more than three consecutive years, that the Board extend such Trustee’s term for an additional year.
(2)The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Zevenbergen Funds. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series of the Trust.
(3)“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”), or other investment companies registered under the 1940 Act.
(4)The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
Additional Information Concerning Our Board of Trustees
Board Leadership Structure. The Board has general oversight responsibility with respect to the operation of the Trust and the Funds. The Board has engaged the Advisor to manage the Funds and is responsible for overseeing the Advisor and other service providers to the Trust and the Funds in accordance with the provisions of the 1940 Act and other applicable laws. The Board has established an Audit Committee to assist the Board in performing its oversight responsibilities.
The Trust’s Board is composed entirely of independent trustees and does not have a lead independent trustee. The Trust has determined that its leadership structure is appropriate in light of, among other factors, the asset size and nature of the Trust, the arrangements for the conduct of the Trust’s operations, the number of Trustees, and the responsibilities of the Board.
Board Oversight of Risk Management. Through its direct oversight role, and indirectly through the Audit Committee and officers of the Trust and service providers, the Board performs a risk oversight function for the Funds. To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and
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approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Advisor, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers.
Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Advisor or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board also receives reports from the Advisor and portfolio managers as to investment risks as well as other risks.
Trustee Committees. The Trust has two standing committees: the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Governance and Nominating Committee (the “Nominating Committee”).
The Audit Committee, comprised entirely of the Independent Trustees, is chaired by Mr. Ferrie. The primary functions of the Audit Committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Funds’ internal controls, to approve in advance all permissible non-audit services performed by the independent auditors and to review certain other matters relating to the Funds’ independent registered public accounting firm and financial records. In its role as the QLCC, the committee’s function is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.
During the fiscal year ended June 30, 2025, the Audit Committee met three times in regard to the Funds.
The Nominating Committee, comprised entirely of the Independent Trustees, is chaired by Ms. Kung, and is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.
During the fiscal year ended June 30, 2025, the Nominating Committee did not meet in regard to the Funds.
The Board has designated the Advisor to perform fair value determinations (the “Valuation Designee”). The Valuation Designee is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations.
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Information about Each Trustee’s Qualification, Experience, Attributes or Skills
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their trustee attributes. The information provided below, and in the table above, is not all-inclusive. Many trustee attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
Russell Emery’s experience in compliance, accounting, investment management and corporate finance gives him an extensive understanding of regulatory requirements, accounting requirements, investment operations and governance requirements of operating mutual funds and series trusts. He brings a unique perspective to the Board from having over 16 years of experience serving as the Chief Compliance Officer to several investment companies operating as series trusts.
Brian S. Ferrie’s experience in accounting, finance, and compliance in the mutual fund industry gives him a strong understanding of the regulatory requirements of operating a mutual fund. He also understands the complex nature of the accounting and financial requirements, both from a regulatory and operational perspective, of managing a mutual fund. Mr. Ferrie’s background and experience provide a unique perspective to the Board.
Wan-Chong Kung’s experience managing fixed income mutual funds, with specific experience in commodities provides a diverse point-of-view for the Board. Ms. Kung also has unique experience in education as she advised student-managed bond and equity funds.
Each of the Trustees takes a conservative and thoughtful approach to addressing issues facing the Funds. The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Emery and Ferrie, and Ms. Kung should serve as a trustee.
Trustee Ownership of Fund Shares and Other Interests
No Trustee owned shares of the Funds as of the most recently completed calendar year.
As of the end of the most recently completed calendar year, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the distributor (defined below), or an affiliate of the Advisor, or distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the distributor or any affiliate thereof was a party.
Compensation
Set forth below is the compensation received by the Independent Trustees from the Funds for the fiscal year ended June 30, 2025. For their services to the Trust, the Independent Trustees receive an annual retainer of $78,000, a $2,000 per regular meeting fee, and a $1,000 special meeting fee. In addition, the Audit Committee chair receives a $4,000 annual fee and the Nominating and Governance Committee chair receives a $2,000 annual fee. The Independent Trustees also receive reimbursement for expenses incurred in connection with attendance at meetings. The Trust has no pension or retirement plan for the Independent Trustees.
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	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
Russell Emery	$10,448	None	None	$10,448
Brian S. Ferrie	$9,964	None	None	$9,964
Wan-Chong Kung	$10,206	None	None	$10,206
(1)There are currently multiple portfolios comprising the Trust. The term “Fund Complex” applies only to the Funds.
CODES OF ETHICS
The Trust and the Advisor have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Trust and the Advisor to invest in securities that may be purchased or held by the Funds. The distributor relies on the principal underwriter exception under Rule 17j-1(c)(3) from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the distributor is not affiliated with the Trust or the Advisor, and no officer, director, or general partner of the distributor serves as an officer or director of the Trust or the Advisor.
PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of each Fund and its shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Policies and a record of each proxy voted by the Advisor on behalf of each Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.
A copy of the Advisor’s policies and procedures used to determine how to vote proxies related to portfolio securities can be found in Appendix B.
The Trust is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.
Each Fund’s proxy voting record is available without charge, upon request, by calling toll-free at 1-844-ZVNBRGN (1-844-986-2746), on the Funds’ website at www.zci.com/funds, and on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund or a share class of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. If the control person is a company, the jurisdiction under the laws of which it is organized is listed. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.
As of October 1, 2025, Charles Schwab & Co., Inc. held approximately 53.21% and Pershing LLC held approximately 42.48%, in aggregate for the benefit of others, of the outstanding shares of the Growth Fund and Charles Schwab Co., Inc. held approximately 78.97%, in aggregate for the benefit of others, of the outstanding shares of the Genea Fund.
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As of October 1, 2025, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Funds:

Zevenbergen Growth Fund – Investor Class Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105-1901	72.40%	Record
MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577-2539	18.56%	Record

Zevenbergen Growth Fund – Institutional Class Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105-1901	50.84%	Record
PERSHING LLC 1 PERSHING PLZ FL 14 JERSEY CITY, NJ 07399-0002	47.53%	Record

Zevenbergen Genea Fund – Investor Class Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105-1901	69.94%	Record
MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577-2539	18.06%	Record

Zevenbergen Genea Fund – Institutional Class Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105-1901	85.78%	Record
KATHLEEN JOANNE WILLIAMS FAMILY TRUST KATHY J WILLIAMS TR U/A 04/14/2014 SAN JUAN CAPO, CA 92675-1730	6.56%	Record
As of October 1, 2025, the Trustees and officers of the Trust as a group did not own more than 1% of the Funds’ outstanding shares.
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THE FUNDS’ INVESTMENT ADVISOR
ZCI, located at 326 Admiral Way, Suite 200, Edmonds, Washington 98020, serves as investment advisor to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). ZCI Holdings LLC, located at 326 Admiral Way, Suite 200, Edmonds, Washington 98020, holds a controlling interest in ZCI and is, therefore, a control person of the Advisor. evenstar3 inc., wholly-owned by Nancy Zevenbergen, located at 326 Admiral Way, Suite 200, Edmonds, Washington 98020, holds a controlling interest in ZCI Holdings LLC and is therefore, a control person of the Advisor. Virtus Partners, Inc. is an affiliate of the Advisor by virtue of owning 30% of the economic interests of ZCI; however, it does not hold voting securities and is not considered a control person.
In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, each Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.80% of the Fund’s average daily net assets.
The following tables shows the advisory fees paid to the Advisor by the Funds and the Predecessor Funds for the fiscal years shown.*

Zevenbergen Growth Fund	Advisory Fees Earned	Fee Waiver and Expense Reimbursement	Net Advisory Fees Paid
Fiscal year ended June 30, 2025	$1,017,489	$(201,896)	$815,593
Fiscal year ended June 30, 2024	$877,690	$(245,553)	$632,137
Fiscal year ended June 30, 2023	$690,070	$(218,943)	$471,127

Zevenbergen Genea Fund	Advisory Fees Earned	Fee Waiver and Expense Reimbursement	Net Advisory Fees Paid
Fiscal year ended June 30, 2025	$571,892	$(247,530)	$324,362
Fiscal year ended June 30, 2024	$644,953	$(257,990)	$386,963
Fiscal year ended June 30, 2023	$562,071	$(252,257)	$309,814
* Information for the fiscal year ended 2023 and for the portion of the fiscal year ended 2024 from July 1, 2023 through January 18, 2024, is that of the corresponding Predecessor Fund.
After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Funds), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.
In addition to the management fees payable to the Advisor, the Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the
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Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to each Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.
The Advisor has contractually agreed to waive a portion or all of the management fees payable to it by the Funds and/or to pay the Funds’ operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus. The Advisor may request recoupment from a Fund of previously waived fees and paid expenses of the respective Fund and Predecessor Fund for up to three years from the date they were waived or paid, subject to, after taking the recoupment into account, the Expense Caps at the time of waiver/payment or the Expense Caps at the time of recoupment, whichever is lower. Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts. Such recoupment may not be paid prior to each Fund’s payment of current ordinary operating expenses.
PORTFOLIO MANAGERS
The Funds utilize a team-based approach to portfolio management and construction with all members contributing active recommendations on security selection through original research. Nancy Zevenbergen, CFA, Joseph Dennison, CFA, and Anthony Zackery, CFA are the Portfolio Managers jointly and primarily responsible for the day-to-day management of the Funds’ portfolio.
The following table shows the number of other accounts jointly co-managed by the Portfolio Managers and the total assets in the accounts managed within various categories as of June 30, 2025.

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	2	$2.1 billion	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	218	$2.9 billion	0	$0
Material Conflicts of Interest.
ZCI provides investment advisory services to certain accounts of, or related to, affiliates, employees and/or their family members. ZCI has procedures in place to ensure that the accounts described above are not shown preferential treatment over other accounts in the allocation of investments. ZCI’s compliance staff conducts quarterly testing of these procedures to ensure their continued effectiveness. These procedures are more fully described in ZCI’s Trading, Best Execution and Directed Brokerage and IPO Allocation Policies.
To address and manage these potential conflicts of interest, the Advisor has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of its clients (including the Funds) is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, investment and trade aggregation and allocation policies and oversight by the Advisor’s compliance team.
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Compensation. ZCI compensates Portfolio Managers with salaries reflective of their individual experience and commensurate with industry standards and those of regional competitors. In addition to salaries, portfolio managers receive additional compensation (through annual incentive payments and/or as a result of ownership interests in ZCI) based on the firm’s collective effort to drive revenue and profit growth through 1) working in the best interest of clients by delivering superior investment performance, 2) concentrating on stellar service to ensure client retention, and 3) effectively marketing to garner new clients.
Dollar Range of Equity Securities in the Funds Beneficially Owned
by the Portfolio Managers as of June 30, 2025
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000,
$500,001- $1,000,000, Over $1,000,000)

	Zevenbergen Growth Fund	Zevenbergen Genea Fund
Nancy Zevenbergen	Over $1,000,000	Over $1,000,000
Joseph Dennison	$100,001-$500,000	$100,001-$500,000
Anthony Zackery	$100,001-$500,000	$100,001-$500,000
OTHER SERVICE PROVIDERS
Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the administrator and fund accountant to the Funds. Global Fund Services provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.
Pursuant to the Administration Agreement, Global Fund Services receives a portion of fees from the Funds as part of a bundled-fee agreement for services performed as administrator and fund accountant and separately as the transfer agent and dividend disbursing agent (the “Transfer Agent”). Additionally, Global Fund Services provides Chief Compliance Officer services to the Trust under a separate agreement. The cost for the Chief Compliance Officer’s services is charged to the Funds and approved by the Board annually.
The following tables show the fees paid by the Funds and the Predecessor Funds pursuant to the Administration Agreement to Global Fund Services during the fiscal years indicated.*

Zevenbergen Growth Fund
Fiscal year ended June 30, 2025	$136,455
Fiscal year ended June 30, 2024	$133,357
Fiscal year ended June 30, 2023	$100,059

Zevenbergen Genea Fund
Fiscal year ended June 30, 2025	$113,952
Fiscal year ended June 30, 2024	$115,625
Fiscal year ended June 30, 2023	$108,369
* Information for the fiscal year ended 2023 and for the portion of the fiscal year ended 2024 from July 1, 2023 through January 18, 2024, is that of the corresponding Predecessor Fund.
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Custodian
Pursuant to a custody agreement between the Trust and U.S. Bank National Association, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, holds the Funds’ portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.
The Custodian and Global Fund Services do not participate in decisions relating to the purchase and sale of securities by the Funds. Global Fund Services and the Custodian are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.
Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 1835 Market Street, Suite 310 Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Trust. Its services include auditing the Trust’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.
Legal Counsel
Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as legal counsel to the Trust.
EXECUTION OF PORTFOLIO TRANSACTIONS
Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute each Fund’s portfolio transactions. Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.
In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and the SEC.
While it is the Advisor’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.
Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds. In such event, the position of the
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Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between that Fund and all such client accounts or mutual funds in a manner deemed fair and reasonable by the Advisor. The Advisor takes into account the respective sizes of the accounts, the amount of cash available for investment, the investment objective of the account, the ease with which a client’s appropriate amount can be bought, the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.
The following tables show the aggregate amount of brokerage commissions paid by the Funds and the Predecessor Funds during the fiscal years indicated.*

Zevenbergen Growth Fund
Fiscal year ended June 30, 2025	$17,491
Fiscal year ended June 30, 2024	$21,358
Fiscal year ended June 30, 2023	$20,343

Zevenbergen Genea Fund
Fiscal year ended June 30, 2025	$12,545
Fiscal year ended June 30, 2024	$30,499
Fiscal year ended June 30, 2023	$23,662
* Information for the fiscal year ended 2023 and for the portion of the fiscal year ended 2024 from July 1, 2023 through January 18, 2024, is that of the corresponding Predecessor Fund.
For the fiscal years ended June 30, 2025, 2024, and 2023, the Funds and Predecessor Funds did not pay any brokerage commissions to any broker, or any of its affiliates, that is an affiliated person of the Funds, the Advisor, or the Distributor.
For the fiscal year ended June 30, 2025, (i) the Funds and the Predecessor Funds did not own equity securities of their regular broker/dealers or their parent companies and (ii) the Funds and the Predecessor Funds did not pay any commissions on brokerage transactions directed to a broker pursuant to an agreement or understanding with the broker for research services provided.
GENERAL INFORMATION
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.
With respect to the Funds, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each of the Funds offers two share classes – Investor Class shares and Institutional Class shares.
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The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.
The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.
The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.
Rule 18f-2 under the 1940 Act generally provides that as to any investment company having two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority of the outstanding voting securities” (as defined in the rule) of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.
ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE, AND CONVERSION INFORMATION
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Funds’ shares.
How to Buy Shares
You may purchase shares of the Funds from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Funds. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the New York Stock Exchange (“NYSE”) is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.
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The public offering price of Fund shares is the NAV per share. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order (i.e., the written request contains your account number, states whether you want all or some of your shares redeemed, and is signed by all of the shareholders whose names appear on the account registration). In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time.
The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Funds. The Advisor has the right to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.
In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.
How to Sell Shares and Delivery of Redemption Proceeds
You may sell (redeem) your shares on any day the NYSE is open for regular trading. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request.
Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Funds’ portfolio securities at the time of redemption or repurchase.
Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone. Upon receipt of any instructions or inquiries by telephone from the shareholder, the Funds or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Funds and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.
Global Fund Services will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If Global Fund Services fails to employ reasonable procedures, the Funds and Global Fund Services may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact Global Fund Services.
Redemptions In-Kind
The Funds have reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.
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In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund would make such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the Fund would not include the following securities in an in-kind distribution: (1) unregistered securities which, if distributed, would be required to be registered under the 1933 Act; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain securities that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.
Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one Zevenbergen Fund for shares of other Zevenbergen Funds in the Trust. Before exchanging into another Zevenbergen Fund, you are advised to read a description of the Fund in this Prospectus. Additionally, please note the following:
•Exchanges may only be made between like shares classes;
•You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held;
•The Funds reserve the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objectives and policies, or would otherwise potentially be adversely affected;
•If you accepted telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee;
•The minimum exchange amount between existing accounts invested in the Zevenbergen Funds is $1,000; and
•You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker.
Converting Shares
Investors currently owning Investor Class shares may convert to Institutional Class shares if the Institutional Class minimum of $50,000 has been met.
DETERMINATION OF SHARE PRICE
The NAV of the Funds is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading. However, a Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the NYSE is closed for trading.
NAV is calculated by adding the value of all securities and other assets attributable to the Funds (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Funds (including accrued expenses).
Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value in good faith in accordance with the Advisor’s pricing procedures, subject to oversight by the Board.
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Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.
A Fund’s securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.
All other assets of the Funds are valued in such manner as the Advisor in good faith deems appropriate to reflect their fair value in accordance with the Advisor’s procedures, subject to oversight by the Board.
DISTRIBUTIONS AND TAX INFORMATION
Distributions
Dividends from net investment income and distributions from net profits from the sale of securities are generally made semi-annually. Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.
Each distribution by the Funds is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Funds will issue to each shareholder a statement of the amount and federal income tax status of all distributions.
Tax Information
The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds’ prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds’ prospectus is not intended as a substitute for careful tax planning.
The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Qualification as a Regulated Investment Company. The Funds have elected, and intend to qualify each year, to be treated as a RIC under Subchapter M of the Code. To qualify as a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income) (the “Qualifying Income Test”); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the
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Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund the owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of RICs) of any one issuer, in the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships.”
As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it timely distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, its taxable income other than its net capital gain, computed without regard to the dividends paid deduction, plus or minus certain other adjustments), and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at the regular corporate tax rate on any taxable income or gains that it does not distribute to its shareholders. Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income (computed without regard to the dividends paid deduction) and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes.
If, for any taxable year, a Fund were to fail to qualify as a RIC under the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation at the regular corporate tax rate (currently 21%), and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of non-corporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, a Fund may cure a failure to qualify as RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize, and would generally be subject to a corporate level tax with respect to, any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Those net capital losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss.
As of June 30, 2025, the Funds had capital loss carryforwards as stated in the table below, which reduce a Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve a
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Fund of any liability for federal tax. Pursuant to the Code, the character of such capital loss carryforwards is as follows:

	Short-Term	Long-Term	Total
Zevenbergen Growth Fund	$8,873,865	—	$8,873,865
Zevenbergen Genea Fund	$17,768,130	$4,022,900	$21,791,030
Federal Excise Tax. To avoid a non-deductible excise tax, a Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12 month period ending on October 31 during such year, and (iii) any retained amount from the prior calendar year on which a Fund or shareholders paid no income tax. Each Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements.
Distributions to Shareholders. A Fund’s net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the applicable Fund. Taxable dividends and distributions are subject to tax whether you receive them in cash or in additional shares.
Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income or, for non-corporate shareholders, as qualified dividend income. Distributions from a Fund’s net capital gain (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. In general, to the extent that a Fund receives qualified dividend income, the Fund may report a portion of the dividends it pays as qualified dividend income, which for non-corporate shareholders is subject to U.S. federal income tax rates of up to 20%. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” with respect to such dividend, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. In order for a dividend on certain preferred stock to be treated as qualified dividend income, the shareholder must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend. The holding period requirements described in this paragraph apply to shareholders’ investments in a Fund and to the Fund’s investments in underlying dividend-paying stocks. Distributions received by a Fund from another RIC will be treated as qualified dividend income only to the extent so reported by such other RIC. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.
Dividends paid by a Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the dividends received deduction for corporate shareholders of the Fund. The investment strategies of the Funds may limit their ability to make distributions eligible for the dividends received deduction.
To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not
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constitute qualifying dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce each shareholder’s tax basis, resulting in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.
Each shareholder who receives taxable distributions in the form of additional shares will be treated for U.S. federal income tax purposes as if receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she had instead elected to receive cash distributions. The shareholder’s aggregate tax basis in shares of the applicable Fund will be increased by such amount.
A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions. This is known as “buying a dividend” and generally should be avoided by taxable investors.
A dividend or other distribution by a Fund is generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.
Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.
The Funds (or their administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held your shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.
Sales, Exchanges or Redemptions. Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who holds Fund shares as a capital asset will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss.
Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the applicable Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
A 3.8% tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.
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The Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt recipient shareholders, which includes most corporations. The Funds will also be required to report tax basis information for such shares and indicate whether these shares had a short-term or long-term holding period. If a shareholder has a different basis for different shares of a Fund in the same account (e.g., if a shareholder purchased shares in the same account at different times for different prices), the Fund calculates the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. Each Fund’s default method for calculating basis is the high cost method, under which the shares with the highest cost are redeemed first. A shareholder may elect, on an account-by-account basis, to use a method other than the high cost method by following procedures established by the Funds or their administrative agent. If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice of the applicable Fund’s default method, the new election will generally apply as if the high cost method had never been in effect for such account. Shareholders should consult their tax advisors concerning the tax consequences of applying the high cost method or electing another method of basis calculation. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.
Tax Treatment of Complex Securities. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Funds’ ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.
If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFIC”), the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities, or currencies.
Foreign Taxes. The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.
If more than 50% of the value of a Fund’s total assets at the close of their taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled
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to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.
A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.
Tax Shelter Reporting Regulations. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Backup Withholding. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding at the current rate of 24% in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers or with required certifications regarding their status under the federal income tax law, or if the IRS notifies the Funds that such backup withholding is required. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
Non-U.S. Investors. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in a Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Funds. Backup withholding will not be applied to payments that are subject to the 30% (or
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lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends they pay to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Funds will not pay any additional amounts in respect to any amounts withheld.
A non-U.S. entity that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.
The Funds’ shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Funds until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.
This discussion and the related discussion in the Prospectus have been prepared by the Funds’ management. The information above is only a summary of some of the federal income tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences, and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.
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DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Quasar Distributors (the “Distribution Agreement”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (dba ACA Group), located at 190 Middle Street, Suite 301, Portland, Maine 04101, pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of the Funds’ shares is continuous. The Distributor is a registered broker-dealer and member of FINRA.
The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund’s on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
RULE 12b-1 DISTRIBUTION AND SERVICE PLAN
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which each Fund’s Investor Class shares pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares. Amounts paid under the Plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year. In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Fund. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Fund as may be required.
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Funds’ principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.
While there is no assurance that the expenditures of the Funds’ assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.
Any material amendment to the Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes. The Plan may be terminated, with respect to a class or classes of the Funds, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or
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(2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.
The following tables describe the allocation of Rule 12b-1 fees by the Funds and the Predecessor Funds during the fiscal year indicated.

Zevenbergen Growth Fund Fiscal year ended June 30, 2025
Advertising	Printing /Mailing	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Interest, Carrying, Other Financing	Other	Total
$2,434	—	$—	$31,604	$10,767	—	$643	$45,448

Zevenbergen Genea Fund Fiscal year ended June 30, 2025
Advertising	Printing /Mailing	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Interest, Carrying, Other Financing	Other	Total
$3,551	—	$—	$56,125	$18,198	—	$1,072	$78,946
SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Service Plan under which the Funds’ Investor Class shares may pay a fee of up to 0.15% and the Funds’ Institutional Class shares may pay a fee of up to 0.10% of the average daily net assets of the Funds’ Investor Class shares and Institutional Class shares, respectively, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents provided to the Funds by intermediaries such as banks, broker-dealers, financial advisors or other financial institutions. Because the Funds’ pay shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.
In addition to the fees that each Fund may pay to its Transfer Agent, the Board has authorized each Fund to pay service fees, at the annual rate of up to 0.15% of applicable average net assets or $20 per account, to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents. Unless a Fund has adopted a shareholder servicing plan that authorizes a specific services fee, any sub-accounting fee paid by the Fund is included in the total amount of “Other Expenses” listed in the Fund’s Fees and Expenses table in the Prospectus.
The following tables show the shareholder servicing plan fees paid by the Funds and the Predecessor Funds during the fiscal years indicated.*

Zevenbergen Growth Fund
Fiscal year ended June 30, 2025	$136,276
Fiscal year ended June 30, 2024	$116,576
Fiscal year ended June 30, 2023	$92,249
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Zevenbergen Genea Fund
Fiscal year ended June 30, 2025	$87,275
Fiscal year ended June 30, 2024	$101,118
Fiscal year ended June 30, 2023	$87,282
* Information for the fiscal year ended 2023 and for the portion of the fiscal year ended 2024 from July 1, 2023 through January 18, 2024, is that of the corresponding Predecessor Fund.
MARKETING AND SUPPORT PAYMENTS
The Advisor, out of its own resources and without additional cost to the Funds or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:
Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.
Entertainment, Conferences and Events. The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.
The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.
FINANCIAL STATEMENTS
The Funds’ annual report on Form N-CSR for the fiscal year ended June 30, 2025 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.
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Appendix A
DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings
A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:
“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.
Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.
The following summarizes the ratings used by DBRS for commercial paper and short-term debt:
A-1

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
About Credit Ratings
A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.
A-2

Appendix B

Proxy Voting Policy and Procedures	Effective Date: June 28, 2024	Page 1 of 4

Zevenbergen Capital (ZCI or the Firm) has adopted and implemented policies and procedures designed to ensure proxies are voted in the best interest of clients, in accordance with its fiduciary duties and SEC rule 206(4)-6 of the Investment Advisers Act of 1940. ZCI’s authority to vote proxies for clients is established by the Firm’s investment advisory agreements or comparable documents and its Proxy Voting Policies and Procedures have been tailored to reflect these obligations. In addition to SEC requirements governing advisors, the Firm’s proxy voting policies also reflect the long-standing fiduciary standards and responsibilities for ERISA accounts.

Statement of Policies
In voting shares held for clients in its fiduciary capacity, ZCI’s policy is to:

•Consider only the best interests of the fiduciary accounts’ beneficiaries
•Consider economic and ethical implications in determining the best interests of the beneficiaries
•Base the decision on how to vote using reasonable skill and care in determining the issues involved
•Vote proxies at the written request of a client (as may be allowed), should their specific choice of votes differ from the manner in which ZCI would vote under its own Proxy Voting Guidelines
•Resolve material conflicts of interest in the best interest of clients
•Vote on every proxy issue, whether or not the vote supports management
•Make every effort to vote proxies for all shares unless voting responsibility has been retained by the client or securities are on loan
•Vote proxies of ERISA accounts with duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions

ZCI uses its Proxy Voting Guidelines as the template for voting all proxies. The Firm’s Proxy Voting Guidelines are updated and reviewed at least annually. Proxy voting issues that fall outside of ZCI’s established Proxy Voting Guidelines are reviewed and voted on a case-by-case basis by ZCI’s Proxy Voting Committee, taking into consideration all relevant facts and circumstances at the time of the vote.

The basis for the formulation of ZCI’s Proxy Voting Guidelines has been developed through the Firm’s internal research and use of outside resources (i.e., review of corporate governance and proxy voting issues and/or analysis of shareholder and management proposals, etc.).

ZCI understands that environmental, social and governance (ESG) factors may affect company performance and global welfare. When evaluating ESG-related proxy items, ZCI considers the overall benefit to shareholders, the company’s size, available resources and industry. Where feasible, ZCI supports increased disclosure and improved practices related to ESG factors.

Proxy Voting Policy and Procedures	Effective Date: June 28, 2024	Page 2 of 4

Conflicts of Interest
Any material conflicts of interest (e.g. ballot items sponsored by one of ZCI’s significant clients, ballots for securities issued by ZCI or its affiliates, client shareholder activism ballot sponsorship etc.) are resolved in the best interest of clients. All conflicts of interest are voted in accordance with the Firm’s pre-determined Proxy Voting Guidelines. Should the conflict be unique to ZCI’s Guidelines and involve discretion, the Firm votes in accordance with advice provided by an independent third-party qualified in proxy proposal research and voting recommendations.

Responsibility and Oversight
ZCI’s Chief Compliance Officer (CCO) has oversight responsibility for the Firm’s Proxy Voting Policies and Procedures. ZCI has designated an Investment Associate with day-to-day responsibility for proxy voting and record keeping. Appropriate backup support has also been assigned. Additionally, ZCI has formed a Proxy Voting Committee, with membership to include at least a Portfolio Manager (PM) and the CCO. The Proxy Voting Committee has the following responsibilities:
•Oversee the proxy voting process
•Determine the Firm’s process for voting (i.e., Committee voting structure, etc.)
•Determine the Firm’s procedures for voting issues that do not fall into one of the categories defined under ZCI’s Proxy Voting Guidelines
•Develop, authorize, implement and update proxy voting policies and procedures
•Monitor legislative and corporate governance developments and coordinate any corporate or other communication related to proxy issues
•Oversite and due diligence of ZCI’s third-party proxy service providers, encompassing the provider described in the next section as well as the independent third-party qualified in proxy proposal research and voting recommendations, which may include, but is not limited to: accuracy of votes cast, record retention and reporting capabilities, financial solvency, ability to meet regulatory requirements, skill, care and objectivity in its proxy voting recommendations, client service responsiveness and system availability
•Consult with PMs as necessary for company specific analysis
•As required or requested, provide accurate and timely proxy voting records to facilitate filing of the annual Form N-PX by mutual funds to which ZCI serves as advisor or sub-advisor
•Meet at least annually and as necessary to fulfill its responsibilities

Proxy Voting Policy and Procedures	Effective Date: June 28, 2024	Page 3 of 4

Voting Procedures
ZCI utilizes an independent, third-party proxy service vendor to facilitate voting and record keeping for all client proxy voting. ZCI maintains total control over voting.

ZCI’s proxy service vendor receives “proxy cards” for securities held in client portfolios and enters proxy details on-line for ZCI’s review. ZCI then reconciles proxies received by the proxy service vendor against holdings in accounts for which the Firm has voting responsibility on the record date (with consideration for accounts participating in securities lending programs, as well as trade and settlement issues). ZCI makes every effort to resolve any reconcilement discrepancies but may be unable to reconcile shares for accounts participating in securities lending programs. ZCI then votes proxies on-line through the proxy service vendor in accordance with the Firm’s Proxy Voting Guidelines, unless otherwise directed by clients (as may be allowed), or in keeping with voting procedures for conflict securities described earlier in this Policy. Should a proxy item fall outside the Proxy Voting Guidelines (and not identified as a conflict of interest), the Proxy Voting Committee will meet to determine how the Firm will vote the item through simple majority. Should the Committee be unable to reach a simple majority on a given item, ZCI will vote in accordance with the recommendation of the same independent third-party proxy research firm used in determining the votes for conflicts of interest described previously.

Client Directed Voting
ZCI has a relationship whereby the client requires ZCI to vote proxies according to separate guidelines provided by the client. The Firm uses the third-party proxy voting service provider (described above) to maintain the guidelines and to facilitate voting.

ZCI will make every effort to follow the procedures set forth in this policy for this client, but it may be necessary to vary from these procedures given the nature of the relationship. One such variance is how ZCI will vote proxy items that fall outside the client’s guidelines. ZCI will vote these items according to the third-party service provider’s recommendation. Additionally, ZCI maintains separate records for this client’s voting activity.

Client Proxy Voting Records
A client can request information on how their proxies were voted. ZCI will provide such record as soon as practicable after the request and in a manner that is practical given the Firm’s size and resources and, in a format accommodated by ZCI’s third-party proxy voting service provider. In addition, ZCI’s Proxy Voting Policies and Procedures and the Proxy Voting Guidelines are provided to all clients and prospective clients upon request. All requests for proxy voting information may be made by mail, email or by calling ZCI’s office. By general policy, ZCI does not disclose to third parties how client proxies were voted.

Proxy Voting Policy and Procedures	Effective Date: June 28, 2024	Page 4 of 4

Disclosure
ZCI’s Proxy Voting Policy and Procedures are described in Part 2A of the Firm’s Form ADV. In addition to this description, ZCI’s Form ADV discloses to clients how to direct ZCI to vote on a particular item or to request a record of votes cast on their behalf. As required by Rule 14Ad-1 under Securities Exchange Act of 1934, ZCI files Form N-PX which discloses how the Firm votes on certain proxy votes related to executive compensation and golden parachute matter of any public company (each a, “Say-on-Pay” vote) during the reporting period. Form N-PX is filed by August 31 of each year. Please reference Regulatory Reporting and Reporting Policy for additional information on Form N-PX filing requirements.

Recordkeeping
ZCI’s proxy service vendor maintains transaction history for all proxy ballots voted. In addition, ZCI keeps a complete record of all proxy votes for all clients in either hard copy or electronic format (filed based on proxy meeting date). All records are retained for six (6) years from the calendar year to which the records are related, with the past two (2) full years held on-site.

ZCI maintains records of all proxies voted, as well as copies of the Firm’s policies and procedures, and Proxy Voting Guidelines. Copies of any documents created that are material in the firm’s decision how to vote proxies on behalf of a client are also kept (i.e., Committee voting record on ballot items for which ZCI does not have prior established voting instruction as part of its Proxy Voting Guidelines, etc.). This includes any written client request for proxy voting records and ZCI’s associated response.

ZCI maintains accurate proxy voting records to enable the client to determine whether the Firm is fulfilling its obligations. ZCI’s records include company name and meeting date, issues voted on and record of the vote and the number of shares voted.

PART C
OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)
Certificate of Trust dated February 16, 2023 was previously filed with the Advisor Managed Portfolios’ (the “Trust”) Registration Statement on Form N-1A on March 30, 2023 and is incorporated herein by reference.

(2) Agreement and Declaration of Trust dated February 16, 2023 was previously filed with the Trust’s Registration Statement on Form N-1A on March 30, 2023 and is incorporated herein by reference.
(b)	Bylaws dated February 16, 2023 were previously filed with the Trust’s Registration Statement on Form N-1A on March 30, 2023 and are incorporated herein by reference.
(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Bylaws.
(d)
Investment Advisory Agreement dated November 9, 2023 between the Trust and Zevenbergen Capital Investments LLC was previously filed with the Trust’s Registration Statement on Form N-1A on December 13, 2023 and is incorporated herein by reference.

(e)	(1)
Distribution Agreement between the Trust and Quasar Distributors, LLC was previously filed with the Trust’s Registration Statement on Form N-1A on December 18, 2023 and is incorporated herein by reference.

(2)
First Amendment to Distribution Agreement between the Trust and Quasar Distributors, LLC was previously filed with the Trust’s Registration Statement on Form N-1A on July 26, 2024 and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts - not applicable.
(g)	(1) Custody Agreement dated September 14, 2023 was previously filed with the Trust’s Registration Statement on Form N-1A on December 12, 2023 and is incorporated herein by reference.
(2) Exhibit to Custody Agreement for the Zevenbergen Funds was previously filed with the Trust’s Registration Statement on Form N-1A on December 13, 2023 and is incorporated herein by reference.
(h)	Other Material Contracts
(1) Fund Servicing Agreement dated September 14, 2023 was previously filed with the Trust’s Registration Statement on Form N-1A on December 12, 2023 and is incorporated herein by reference.
(a) Exhibit to Fund Servicing Agreement for the Zevenbergen Funds was previously filed with the Trust’s Registration Statement on Form N-1A on December 13, 2023 and is incorporated herein by reference.
(2)
Operating Expenses Limitation Agreement dated November 9, 2023 between the Trust, on behalf of the Zevenbergen Funds, and Zevenbergen Capital Investments LLC was previously filed with the Trust’s Registration Statement on Form N-1A on December 13, 2023 and is incorporated herein by reference.

(3) Shareholder Servicing Plan for the Zevenbergen Funds was previously filed with the Trust’s Registration Statement on Form N-1A on December 13, 2023 and is incorporated herein by reference.
(4)
Power of Attorney for Brian S. Ferrie, Russell Emery, and Wan-Chong Kung dated September 18, 2025 was previously filed with the Trust’s Registration Statement on Form N-1A on October 22, 2025 and is incorporated herein by reference.

(i)	Legal Opinion regarding issuance of shares was previously filed with the Trust’s Registration Statement on Form N-1A on December 13, 2023 and is incorporated herein by reference.
(j)	Cohen & Company, Ltd. Consent of Independent Registered Public Accounting Firm - filed herewith.
(k)	Omitted Financial Statements - not applicable.
(l)	Initial Capital Agreements - not applicable.
(m)	Rule 12b-1 Plan was previously filed with the Trust’s Registration Statement on Form N-1A on December 12, 2023 and is incorporated herein by reference.
(n)	Rule 18f-3 Plan was previously filed with the Trust’s Registration Statement on Form N-1A on December 13, 2023 and is incorporated herein by reference.
(o)	Reserved.
(p)	(1) Code of Ethics for the Registrant was previously filed with the Trust’s Registration Statement on Form N-1A on July 6, 2023 and is incorporated herein by reference.

(2)	Code of Ethics for Zevenbergen Capital Investments LLC - filed herewith.
(3)	Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable under Rule 17j-1.

Item 29.	Persons Controlled by or under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification
Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.
Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”
With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Item 31.	Business and Other Connections of Investment Adviser
Zevenbergen Capital Investments LLC, located at 326 Admiral Way, Suite 200, Edmonds, Washington 98020, is a registered investment adviser under the Investment Advisers Act of 1940 and serves as investment adviser for the Trust’s Zevenbergen Funds.

With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-62477), dated August 14, 2023. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.	Principal Underwriters
    (a) Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
9.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
10.Huber Large Cap Value Fund, Series of Advisors Series Trust

11.Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.Huber Small Cap Value Fund, Series of Advisors Series Trust
14.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
15.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
16.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
20.PIA High Yield Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena International Value Fund, Series of Advisors Series Trust
28.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.Reverb ETF, Series of Advisors Series Trust
31.Scharf Fund, Series of Advisors Series Trust
32.Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
46.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
49.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
50.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
51.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
52.AAM Transformers ETF, Series of ETF Series Solutions
53.Acquirers Deep Value ETF, Series of ETF Series Solutions
54.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
55.Aptus Deferred Income ETF, Series of ETF Series Solutions
56.Aptus Defined Risk ETF, Series of ETF Series Solutions
57.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
60.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
61.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
62.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
63.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
64.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
65.BTD Capital Fund, Series of ETF Series Solutions
66.Carbon Strategy ETF, Series of ETF Series Solutions
67.ClearShares OCIO ETF, Series of ETF Series Solutions
68.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions

69.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
72.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
73.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
75.Hoya Capital Housing ETF, Series of ETF Series Solutions
76.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
78.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
79.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
80.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
81.Opus Small Cap Value ETF, Series of ETF Series Solutions
82.The Acquirers Fund, Series of ETF Series Solutions
83.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
84.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
85.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
86.U.S. Global JETS ETF, Series of ETF Series Solutions
87.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
88.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
89.US Vegan Climate ETF, Series of ETF Series Solutions
90.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
91.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
92.First American Funds Trust
93.FundX Investment Trust
94.The Glenmede Fund, Inc.
95.The GoodHaven Funds Trust
96.Harding, Loevner Funds, Inc.
97.Hennessy Funds Trust
98.Horizon Funds
99.Hotchkis & Wiley Funds
100.Intrepid Capital Management Funds Trust
101.Jacob Funds Inc.
102.The Jensen Quality Growth Fund Inc.
103.Kirr, Marbach Partners Funds, Inc.
104.Core Alternative ETF, Series of Listed Funds Trust
105.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
106.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
107.LKCM Funds
108.LoCorr Investment Trust
109.MainGate Trust
110.ATAC Rotation Fund, Series of Managed Portfolio Series
111.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
112.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
113.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
114.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
115.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
116.Kensington Active Advantage Fund, Series of Managed Portfolio Series
117.Kensington Defender Fund, Series of Managed Portfolio Series
118.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
119.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
120.Kensington Managed Income Fund, Series of Managed Portfolio Series
121.LK Balanced Fund, Series of Managed Portfolio Series
122.Leuthold Core ETF, Series of Managed Portfolio Series
123.Leuthold Core Investment Fund, Series of Managed Portfolio Series
124.Leuthold Global Fund, Series of Managed Portfolio Series
125.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
126.Leuthold Select Industries ETF, Series of Managed Portfolio Series

127.Muhlenkamp Fund, Series of Managed Portfolio Series
128.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
129.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
130.Olstein All Cap Value Fund, Series of Managed Portfolio Series
131.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
132.Port Street Quality Growth Fund, Series of Managed Portfolio Series
133.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
134.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
135.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
136.Reinhart International PMV Fund, Series of Managed Portfolio Series
137.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
138.Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
139.Tremblant Global ETF, Series of Managed Portfolio Series
140.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
141.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
142.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
143.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
144.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
145.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
146.SWP Growth & Income ETF, Series of Manager Directed Portfolios
147.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
148.Mason Capital Fund Trust
149.Matrix Advisors Funds Trust
150.Monetta Trust
151.Nicholas Equity Income Fund, Inc.
152.Nicholas Fund, Inc.
153.Nicholas II, Inc.
154.Nicholas Limited Edition, Inc.
155.Oaktree Diversified Income Fund Inc.
156.Permanent Portfolio Family of Funds
157.Perritt Funds, Inc.
158.Procure ETF Trust II
159.Professionally Managed Portfolios
160.Prospector Funds, Inc.
161.Provident Mutual Funds, Inc.
162.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
163.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
164.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
165.Aquarius International Fund, Series of The RBB Fund, Inc.
166.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
167.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
170.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
172.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
173.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
174.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
178.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
179.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
180.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
181.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
182.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.

185.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.SEG Partners Long/Short Equity Fund
190.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
191.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
192.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
193.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
194.SGI Global Equity Fund, Series of The RBB Fund, Inc.
195.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
196.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
197.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
198.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
199.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
200.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
201.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
202.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
203.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
204.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
205.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
206.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
207.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
208.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
209.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
210.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
211.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
212.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
213.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
214.The RBB Fund Trust
215.RBC Funds Trust
216.Rockefeller Municipal Opportunities Fund
217.Series Portfolios Trust
218.Tax-Exempt Private Credit Fund, Inc.
219.Thompson IM Funds, Inc.
220.Tortoise Capital Series Trust
221.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
222.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
223.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
224.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
225.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
226.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
227.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
228.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
229.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
230.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
231.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
232.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
233.USQ Core Real Estate Fund
234.Wall Street EWM Funds Trust
235.Wisconsin Capital Funds, Inc.

(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)    Not applicable.

Item 33.	Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Zevenbergen Capital Investments LLC 326 Admiral Way, Suite 200 Edmonds, WA 98020
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

Item 34.	Management Services
All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post‑Effective Amendment No. 85 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 85 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 28th day of October 2025.

Advisor Managed Portfolios

By: /s/ Russell B. Simon
Russell B. Simon
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Russell Emery*	Trustee	October 28, 2025
Russell Emery

Brian S. Ferrie*	Trustee	October 28, 2025
Brian S. Ferrie

Wan-Chong Kung*	Trustee	October 28, 2025
Wan-Chong Kung

/s/ Russell B. Simon	President and Principal Executive Officer	October 28, 2025
Russell B. Simon

/s/ Eric T. McCormick Eric T. McCormick	Treasurer and Principal Financial Officer (Principal Accounting Officer)	October 28, 2025

*By: /s/ Russell B. Simon		October 28, 2025
Russell B. Simon
Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT INDEX

(j)	Cohen & Company, Ltd. Consent of Independent Registered Public Accounting Firm
(p)(2)	Code of Ethics for Zevenbergen Capital Investments LLC